As filed with the Securities and Exchange Commission on June 5, 2008
Securities Act File No.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

ING EQUITY TRUST

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout. Jr.
ING U.S. Legal Services
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING LARGECAP VALUE FUND

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

July 23, 2008

Dear Shareholder:

On behalf of the Board of Trustees (the “Board”) of ING LargeCap Value Fund (“LargeCap Value Fund”), a series of ING Equity Trust, we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of LargeCap Value Fund, which is scheduled for 10:00 a.m., Local time, on September 9, 2008, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034. At the Special Meeting, shareholders of LargeCap Value Fund will be asked to vote on:

(1)         a proposed reorganization (the “Reorganization”) of LargeCap Value Fund with and into ING Value Choice Fund (“Value Choice Fund”) (each a “Fund” and collectively, the “Funds”); and

(2)         subject to shareholder approval of the Reorganization, an investment sub-advisory agreement (the “Tradewinds Sub-Advisory Agreement”)  appointing Tradewinds Global Investors, LLC (“Tradewinds”), to serve as the sub-adviser to LargeCap Value Fund during a transition period until the Reorganization is consummated.

Each Fund is a member of the mutual fund group called the “ING Funds.” Brandes Investment Partners, L.P. (“Brandes”) has sub-advised LargeCap Value Fund since the Fund’s inception in February 2004. On March 27, 2008, the Board reviewed and approved the proposed Reorganization.

If the Reorganization is approved by shareholders, you will become a shareholder of Value Choice Fund on the date that the Reorganization occurs. The Reorganization would provide shareholders of LargeCap Value Fund with an opportunity to participate in a larger fund with the same investment objective and investment policies that are compatible.

To plan for a smooth transition prior to the Reorganization, and upon management’s recommendation, the Board determined to retain Tradewinds, the current sub-adviser to Value Choice Fund, to manage LargeCap Value Fund for a short period until the consummation of the Reorganization. On May 30, 2008,  the Board approved the Tradewinds Sub-Advisory Agreement, which, subject to shareholder approval, is scheduled to be effective on September 12, 2008 until the closing of  the Reorganization. Contingent upon the shareholder approval of the Reorganization, shareholders are also being asked to approve the Tradewinds Sub-advisory Agreement. If both the Reorganization and this second proposal are approved, Tradewinds would serve as the sub-adviser to LargeCap Value Fund and would be tasked with implementing a transitioning strategy of the Fund’s investment portfolio in connection with the Reorganization.

AFTER CAREFUL CONSIDERATION, THE BOARD OF LARGECAP VALUE FUND APPROVED THE REORGANIZATION AND THE TRADEWINDS SUB-ADVISORY AGREEMENT AND RECOMMENDS SHAREHOLDERS VOTE “FOR” THESE PROPOSALS.

A Proxy Statement/Prospectus that describes these proposals in detail is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience. Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than September 8, 2008.

LargeCap Value Fund is using Computershare Fund Services, a proxy solicitation firm, to assist shareholders in the voting process. As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Computershare Fund Services, reminding you to exercise your right to vote.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews,
President and Chief Executive Officer

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ING LARGECAP VALUE FUND

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

Notice of Special Meeting of Shareholders

of ING LargeCap Value Fund

Scheduled for September 9, 2008

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Special Meeting”) of ING LargeCap Value Fund (“LargeCap Value Fund”) is scheduled for September 9, 2008, at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

(1)                                                    To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and between  LargeCap Value Fund and ING Value Choice Fund (“Value Choice Fund”), providing for the reorganization of LargeCap Value Fund with and into Value Choice Fund;

(2)                                                    Subject to shareholder approval of the Reorganization Agreement, to approve an investment sub-advisory agreement between ING Investments, LLC, LargeCap Value Fund’s investment adviser, and Tradewinds Global Investors, LLC (“Tradewinds”), pursuant to which Tradewinds would serve as the sub-adviser to LargeCap Value Fund during a transition period until the Reorganization is consummated; and

(3)                                                    To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on June 23, 2008, are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to LargeCap Value Fund, or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr. Secretary

July 23, 2008

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ING VALUE CHOICE FUND

PROXY STATEMENT/PROSPECTUS

July 23, 2008

TABLE OF CONTENTS

INTRODUCTION

SUMMARY OF THE PROPOSALS
The Proposed Reorganization

PROPOSAL I – APPROVAL OF THE REORGANIZATION AGREEMENT
Comparison of Investment Objectives and Principal Investment Strategies
Comparison of Portfolio Characteristics
Comparison of Investment Techniques and Principal Risks of Investing in the Funds
Comparison of Fund Performance

COMPARISON OF FEES AND EXPENSES
Management Fees
Sub-Adviser Fees
Administration Fees
Distribution and Service Fees
Expense Limitation Arrangements
Expense Tables
Contingent Deferred Sales Charge Waiver
Annual Fund Operating Expenses
Portfolio Transitioning
Key Differences in the Rights of LargeCap Value Fund’s Shareholders and Value Choice Fund’s Shareholders

INFORMATION ABOUT THE REORGANIZATION
The Reorganization Agreement
Reasons for the Reorganization
Board Considerations
Tax Considerations
Expenses of the Reorganization

ADDITIONAL INFORMATION ABOUT THE FUNDS
Form of Organization
Adviser
Sub-Advisers
Distributor
Dividends and Other Distributions
Capitalization

PROPOSAL II – APPROVAL OF THE TRADEWINDS SUB-ADVISORY AGREEMENT
LargeCap Value Fund’s Investment Advisory Arrangement
The Prior Sub-Advisory Agreement
The Tradewinds Sub-Advisory Agreement
Other Information
Board Considerations

GENERAL INFORMATION ABOUT THE PROXY STATEMENT
Solicitation of Proxies
Voting Rights
Other Matters to Come Before the Special Meeting
Shareholder Proposals

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PROXY STATEMENT/PROSPECTUS

July 23, 2008

PROXY STATEMENT FOR:

ING LARGECAP VALUE FUND

(A Series of ING Equity Trust)

7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

PROSPECTUS FOR:

ING VALUE CHOICE FUND

(A Series of ING Equity Trust)

7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) relates to a special meeting of shareholders (the “Special Meeting”) of ING LargeCap Value Fund (“LargeCap Value Fund”) scheduled for September 9, 2008,  at which shareholders of LargeCap Value Fund will vote on: (1) the proposed reorganization (the “Reorganization”) of LargeCap Value Fund with and into ING Value Choice Fund (“Value Choice Fund,” along with LargeCap Value Fund, each a “Fund” and collectively, the “Funds”); and (2) subject to shareholder approval of the Reorganization, an investment sub-advisory agreement appointing Tradewinds Global Investors, LLC (“Tradewinds”) as the sub-adviser to LargeCap Value Fund (the “Tradewinds Sub-Advisory Agreement”) beginning shortly after the shareholders approve the Reorganization until the Reorganization is consummated (the “Transition Period”).

On March 27, 2008, the Board of Trustees (the “Board”) reviewed and approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) relating to the Reorganization. Because you, as a shareholder of LargeCap Value Fund, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Value Choice Fund, this Proxy Statement also serves as a Prospectus for Value Choice Fund. Value Choice Fund is a diversified, open-end management investment company, which seeks long-term capital appreciation, as described more fully below.

Brandes Investment Partners, L.P. (“Brandes”) has sub-advised LargeCap Value Fund since the Fund’s inception in February 2004. On May 30, 2008, to plan for a smooth transition prior to the Reorganization, and upon management’s recommendation and contingent upon shareholders’ approval of the Reorganization, the Board determined to terminate the sub-advisory relationship with Brandes, and retain Tradewinds, the current sub-adviser to Value Choice Fund, to manage LargeCap Value Fund during the Transition Period. Consequently, you are also being asked to approve the Tradewinds Sub-Advisory Agreement. Contingent upon your approval of both the Reorganization and the Tradewinds Sub-Advisory Agreement, the Tradewinds Sub-Advisory Agreement is scheduled to be effective on September 12, 2008 and will terminate upon closing of the Reorganization. If the Reorganization is approved but the Tradewinds Sub-Advisory Agreement is not approved, Tradewinds will not serve as the sub-adviser to LargeCap Value Fund, and, there can be no assurance that the LargeCap Value Fund could be effectively transitioned prior to the consummation of the Reorganization.

The approval of the Tradewinds Sub-Advisory Agreement is contingent upon the approval of the Reorganization. Tradewinds will not serve as sub-adviser to LargeCap Value Fund unless shareholders approve the Reorganization. If either proposal is not approved, the Board will consider its options with respect to LargeCap Value Fund in accordance with applicable law.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization. A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated July 23, 2008, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference. For a more detailed discussion of the investment objectives, strategies and restrictions of the Funds, see the Class A, Class B and Class C Prospectus and the Class I Prospectus for LargeCap Value Fund, each dated September 28, 2007 and incorporated by reference (File No. 333-56881); and the Class A, Class B and Class C Prospectus and the Class I Prospectus for Value Choice Fund, each dated September 28, 2007. Each Fund’s SAI, dated September 28, 2007, is incorporated herein by reference (File No. 333-56881). Each Fund also provides periodic reports to its shareholders, which highlight certain important information about the Funds, including investment results and financial information. The annual report for each Fund, dated May 31, 2007, and the semi-annual report for each Fund, dated November 30, 2007, are incorporated herein by reference (File No. 811-08817).

For a copy of the current prospectus, SAI, annual report and semi-annual report for any of the Funds without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Funds at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180. You can also visit the ING Funds’ website at www.ingfunds.com for additional information about the Funds, including the annual and semi-annual reports.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (“1940 Act”), and files reports, proxy materials and other information with the SEC. You can copy and review information about each Fund, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090. Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F. Street N.E., Washington, D.C. 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreement, a form of which is attached hereto as Appendix A, and the Tradewinds Sub-Advisory Agreement, which is attached hereto as Appendix B. Also, you should consult the Class A, Class B and Class C Prospectus and the Class I Prospectus, each dated September 28, 2007, for more information about Value Choice Fund.

The Proposed Reorganization

At a meeting held on March 27, 2008, the Board of LargeCap Value Fund approved the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:

•                    the transfer of all of the assets of LargeCap Value Fund to Value Choice Fund in exchange for shares of beneficial interest of Value Choice Fund;

•                    the assumption by Value Choice Fund of the liabilities of LargeCap Value Fund known as of the Closing Date (as described below);

•                    the distribution of shares of Value Choice Fund to the shareholders of LargeCap Value Fund; and

•                    the complete liquidation of LargeCap Value Fund.

Shares of Value Choice Fund would be distributed to shareholders of LargeCap Value Fund so that each shareholder would receive a number of full and fractional shares of Value Choice Fund equal to the aggregate value of shares of LargeCap Value Fund held by such shareholder.

As a result of the Reorganization, each owner of Class A, Class B, Class C and Class I shares of LargeCap Value Fund would become a shareholder of the corresponding share class of Value Choice Fund. The Reorganization is expected to be effective on September 27, 2008, or such other date as the parties may agree (the “Closing Date”). Each Class A, Class B, Class C and Class I shareholder of LargeCap Value Fund will hold, immediately after the Closing Date, shares of the corresponding class of Value Choice Fund having an aggregate value equal to the aggregate value of the shares of LargeCap Value Fund held by that shareholder as of the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•                   The Funds have the same investment objective, which is to seek long-term capital appreciation;

•                   Both Funds primarily invest in equity securities of companies that appear undervalued;

•                   LargeCap Value Fund normally invests in the equity securities of large capitalization U.S. companies (defined as companies with market capitalizations exceeding $5 billion at the time of purchase), while Value Choice Fund normally invests in equity securities of companies with varying market capitalizations;

•                   As a principal investment strategy, Value Choice Fund may invest up to 35% in foreign issuers, while LargeCap Value Fund does not express a similar investment strategy;

•                   Both Funds are advised by ING Investments; LargeCap Value Fund currently is sub-advised by Brandes, while Value Choice Fund is sub-advised by Tradewinds;

•                   Value Choice Fund is the larger fund (net assets of approximately $337.7 million versus $73.6 million for LargeCap Value Fund as of November 30, 2007);

•                   LargeCap Value Fund, which commenced operations on February 2, 2004 (Class A), has a longer track record than Value Choice Fund, which commenced operations on February 1, 2005 (Class A);

•                   Although the gross expense ratios per share for each class of the disappearing LargeCap Value Fund are expected to increase as a result of the Reorganization, the net expense ratios per share are expected to decrease based on the expense limitation agreement between ING Investments and Value Choice Fund;

•                   Each Fund is distributed by ING Funds Distributor, LLC (“IFD” or “Distributor”) and the Funds have the same distribution and purchase options, exchange rights and redemption procedures;

•                   In connection with the Reorganization, certain holdings of LargeCap Value Fund may be sold shortly prior to the Closing Date. If shareholders approve the Tradewinds Sub-Advisory Agreement, Tradewinds will implement a transition strategy, under which it may, at its discretion, reposition LargeCap Value Fund’s investment portfolio as discussed in “Portfolio Transitioning” on page 21. The sub-adviser to Value Choice Fund may also sell portfolio securities that it acquires from LargeCap Value Fund after the Closing Date. In addition, each Fund may engage in a variety of transition management techniques to facilitate the portfolio transition process. Such sales and purchases would result in increased transaction costs, which are ultimately borne by shareholders, and may result in the realization of taxable gains or losses for either or both Funds; and

•                   The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither LargeCap Value Fund nor its shareholders, nor Value Choice Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

The gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for Class A, Class B, Class C and Class I shares, as applicable, of each Fund as of November 30, 2007 (unaudited), as adjusted for contractual changes, are as follows:

Gross Expenses Before the Reorganization

	Class A	Class B	Class C	Class I
LargeCap Value Fund(1)	1.50%	2.25%	2.25%	1.16%
Value Choice Fund	1.52%	2.27%	2.27%	1.21%

Net Expenses Before the Reorganization (After Fee Waiver)

	Class A	Class B	Class C	Class I
LargeCap Value Fund(1)(2)	1.47%	2.22%	2.22%	1.13%
Value Choice Fund(2)	1.40%	2.15%	2.15%	1.09%

After the Reorganization: Value Choice Fund Pro Forma

	Class A	Class B	Class C	Class I
Gross estimated expenses of Value Choice Fund	1.51%	2.26%	2.26%	1.20%
Net estimated expenses of Value Choice Fund(2)	1.40%	2.15%	2.15%	1.09%

(1)          Includes 0.02% of non-recurring interest expense which is not subject to the expense limits.

(2)          ING Investments has entered into a written expense limitation agreement with each Fund, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, subject to possible recoupment by ING Investments within three years. The expense limits will continue through at least October 1, 2009. The expense limitation agreements are contractual and shall renew automatically for one-year terms, unless ING Investments provides written notice of termination of the expense limitation agreement within ninety (90) days of the end of the then current term or upon termination of the investment management agreement. Subject to shareholder approval of the Reorganization, ING Investments has agreed to extend the expense limitation agreement for Value Choice Fund until October 1, 2011. There is no assurance that the expense limitation agreement will remain in effect after this date.

The Proposed Tradewinds Sub-Advisory Agreement

At a meeting held on May 30, 2008, the Board approved the proposed Tradewinds Sub-Advisory Agreement between ING Investments and Tradewinds. Shareholders of LargeCap Value Fund must approve both the Reorganization and the proposed Tradewinds Sub-Advisory Agreement for the agreement to become effective.

In considering whether to approve the Tradewinds Sub-Advisory Agreement, you should note that:

•                 Brandes has sub-advised LargeCap Value Fund since its inception in February 2004;

•                   On March 27, 2008, the Board approved the Reorganization, as described above;

•                   At a meeting held on May 30, 2008,  the Board approved the termination of  the investment sub-advisory agreement with Brandes and approved the Tradewinds Sub-Advisory Agreement appointing Tradewinds as the sub-adviser to LargeCap Value Fund during the Transition Period;

•                   Approval of the Tradewinds Sub-Advisory Agreement will provide for uninterrupted sub-advisory services to LargeCap Value Fund and enable Tradewinds to transition the Fund into Value Choice Fund during the Transition Period, providing the opportunity for Value Choice Fund to be as fully invested as practicable after the Reorganization is consummated;

•                   Shareholders must approve both the Reorganization and the proposed Tradewinds Sub-Advisory Agreement for the agreement to become effective;

•                   The terms of the Tradewinds Sub-Advisory Agreement are substantially similar to those of the prior sub-advisory agreement with Brandes;

•                   ING Investments continues to be responsible for monitoring the investment program and performance of Tradewinds; and

•                   If the Tradewinds Sub-Advisory Agreement is approved, Tradewinds will be tasked to transition LargeCap Value Fund’s portfolio securities as discussed in “Portfolio Transitioning” on page 21.

Approval of the Reorganization Agreement and the Tradewinds Sub-Advisory Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the meeting, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at the meeting. A majority of the shareholders present in person or by proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes. In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given, unless the adjournment is more than 120 days after the record date or, if after the adjournment, a new record date is fixed.

AFTER CAREFUL CONSIDERATION, THE BOARD OF LARGECAP VALUE FUND APPROVED THE PROPOSED REORGANIZATION AND THE PROPOSED TRADEWINDS SUB-ADVISORY AGREEMENT. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THESE PROPOSALS.

PROPOSAL I – APPROVAL OF THE REORGANIZATION AGREEMENT

Comparison of Investment Objectives and Principal Investment Strategies

The following summarizes the investment objective, principal investment strategies and management differences, if any, between the Funds:

	LargeCap Value Fund	Value Choice Fund
Investment Objective	The Fund seeks long-term capital appreciation. The Fund’s investment objective is not fundamental and may be changed without a shareholder vote.	The Fund seeks long-term capital appreciation. The Fund’s investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

•                  Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of large capitalization U.S. companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

•                  The sub-adviser considers large capitalization companies as those companies with market capitalizations exceeding $5 billion at the time of purchase. The market capitalization of what the sub-adviser considers to be large will change with market conditions.

•                  The sub-adviser applies the technique of “value investing” by seeking stocks that its research indicates are priced below their long-term value. The equity securities in which the Fund may invest include common and preferred stocks and warrants.

•                  The Fund may typically invest up to the greater of: 20% of its assets in any particular industry at the time of purchase, or; 150% of the weighting of such industry as represented in the Standard & Poor’s 500® Composite Stock Price Index at the time of purchase, as long as the Fund meets industry concentration or diversification requirements under the Investment Company Act of 1940, as amended.

•                  The sub-adviser may sell securities for a variety of reasons, such as to secure gains or redeploy assets into opportunities believed to be more promising, among others.

•                  The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

•                  Under normal market conditions, the Fund will invest primarily in equity securities of companies with varying market capitalizations of any size.

•                  The Fund invests in equities that appear undervalued by applying a bottom-up process that considers absolute valuation and security pricing in the context of industry and market conditions. The sub-adviser applies a rigorous approach to identify undervalued securities that are believed to be mispriced, misperceived, under-followed and that have strong or improving business fundamentals.

•                  The research team performs extensive bottom-up research on companies and industries, focusing on qualitative factors such as management strength, shareholder orientation, barriers-to-entry, competitive advantage and catalysts for growth. A broad range of quantitative metrics are applied, including price-to-discounted cash flow, price-to-book value, price-to-sales and price-to-free cash flow.

•                  The equity securities in which the Fund may invest include common and preferred stocks, American Depositary Receipts (“ADRs”) and convertible securities. The Fund may also invest in derivatives.

•                  Portfolio risk controls include: maximum of 35% in foreign issuers; maximum of 15% in any single foreign country; and maximum of 15% in securities of emerging markets (as defined by the Morgan Stanley Capital International World Index).

•                  The sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets

	LargeCap Value Fund	Value Choice Fund
into opportunities believed to be more promising, among others. • The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Investment Adviser	ING Investments	ING Investments

Sub-Adviser	Brandes	Tradewinds

Portfolio Manager(s)

Brandes’ Large Cap Investment Committee. Current committee members are: Glenn R. Carlson, CFA; Brent V. Woods, CFA; Amelia Maccoun Morris, CFA; W. Jim Brown, CFA; Keith Colestock, CFO; and Brent Fredberg.

David Iben, CFA

As you can see from the chart above, the Funds have the same investment objective and compatible investment strategies. Both Funds apply the technique of “value investing.” LargeCap Value Fund invests at least 80% of its assets in equity securities of large-capitalization U.S. companies, while Value Choice Fund invests in equity securities of companies of varying market capitalizations of any size and may invest up to 35% of its assets in foreign issuers. Unlike LargeCap Value Fund, Value Choice Fund may invest in derivatives as a principal investment strategy. Furthermore, Value Choice Fund may invest up to 15% of its assets in securities of issuers in emerging markets, while LargeCap Value Fund does not face similar exposure to such securities. Please refer to the “Comparison of Portfolio Characteristics” table on page 10 for more specific information regarding the portfolio characteristics of the Funds.

Comparison of Investment Techniques and Principal Risks of Investing in the Funds

Because the Funds have the same investment objective, many of the risks of investing in LargeCap Value Fund are the same as the risks of investing in Value Choice Fund. The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the Fund, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares. The following summarizes and compares the principal investment techniques and risks of investing in the Funds, as disclosed in each Fund’s prospectus. The fact that a risk is not listed as a principal risk in a Fund’s prospectus does not necessarily mean that shareholders of that Fund are not subject to that risk. You may lose money on your investment in either Fund.

Price Volatility Risk.  Both Funds are subject to price volatility risk. The value of a Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Market Trends Risk.  Both Funds are subject to market trends risk. From time to time, the stock market may not favor the large capitalization value securities in which a Fund invests. Rather, the market could favor growth-oriented securities or small company securities, or may not favor equities at all.

Securities Lending Risk.  Both Funds are subject to securities lending risk. There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect which may intensify the market risk, credit risk and other risks associated with investments in a Fund.

Value Investing Risk.  Both Funds are subject to value investing risk. Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

Small- and Mid-Capitalization Companies Risk.  Both Funds are subject to small- and mid-capitalization companies risk. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Convertible Securities Risk.  Value Choice Fund is subject to convertible securities risk. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security and as such, is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

Derivatives Risk. Value Choice Fund is subject to derivative risk. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty’s ability to perform and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market’s direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Emerging Markets Investments Risk. Value Choice Fund is subject to emerging market investments risk. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

Foreign Securities Risk.  Value Choice Fund is subject to foreign securities risk. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of assets of the Fund, including the withholding of dividends.

The Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund. The risks of investing in foreign securities may be greater for countries with an emerging securities market.

ADRs are viewed as investments in the underlying securities which they represent, and therefore are subject to the risks of foreign investments. Even when denominated in U.S. dollars, ADRs are subject to currency risk if the underlying security is denominated in a foreign currency. There can be no assurance that the price of depositary receipts will always track the price of the underlying foreign security.

Inability to Sell Securities Risk.  Value Choice Fund is subject to the risk of an inability to sell securities. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings and foreign securities, particularly those from companies in countries with an emerging securities market. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Comparison of Portfolio Characteristics

The following table compares certain characteristics of the Funds as of November 30, 2007:

	LargeCap Value Fund		Value Choice Fund
Net Assets	$73,572,772		$337,726,431

Number of Holdings	48		78

Portfolio Turnover Rate(1)	22%		37%

Average market capitalization of companies in the Fund(1)	$44.8 billion		$6.3 billion

Market capitalization range of companies in Fund: (2)

Holdings in companies with market capitalizations over $10 billion (as a% of market value*)	66.1%		18.3%
Holdings in companies with market capitalizations between $10 billion and $1 billion (as a% of market value*)	26.0%		34.6%
Holdings in companies with market capitalizations under $1 billion (as a% of market value*)	2.2%		7.2%

Top 5 Sectors (as% of net assets)	Food	11.5%	Mining	26.8%
	Pharmaceuticals	8.2%	Telecommunications	9.4%
	Telecommunications	7.6%	Electric	9.2%
	Auto Manufacturers	6.7%	Food	7.0%
	Healthcare – Products	6.4%	Environmental Control	4.5%

U.S. Equity Securities (as a% of market value*)	$68,619,829	94.3%	$156,344,571	60.1%

Foreign Securities (as a% of market value*)	$4,120,274	5.7%	$103,985,658	39.9%

Top 5 Countries (as% of net assets)	United States	93.3%	United States	62.1%
	France	2.6%	Canada	9.1%
	Puerto Rico	1.5%	Japan	8.1%
	Singapore	1.5%	South Africa	7.0%
			Cayman Islands	2.6%

Securities Lending Collateral (as a% of market value*)	$10,514,627	14.5%	$88,309,259	33.9%

Top 10 Holdings (as a% of net assets)	Sara Lee Corp.	4.3%	Anglogold Ashanti Ltd. ADR	5.6%
	Pfizer, Inc.	3.9%	Newmont Mining Corp.	4.8%
	Amgen, Inc.	3.9%	Tyson Foods, Inc.	4.1%
	Boston Scientific Corp.	3.9%	Nippon Telegraph & Telephone Corp. ADR	3.0%
	Ford Motor Co.	3.7%	Smithfield Foods, Inc.	2.9%
	H&R Block, Inc.	3.7%	PNM Resources, Inc.	2.8%
	Safeway, Inc.	3.6%	Kinross Gold Corp.	2.6%
	Micron Technology, Inc.	3.3%	Couer d’Alene Mines Corp., 1.250%, due 01/15/24	2.6%
	Gannett Co., Inc.	3.2%	Allied Waste Industries, Inc.	2.6%
	Whirlpool Corp.	3.1%	Apex Silver Mines Ltd.	2.5%

(1)                                  For the six months ended November 30, 2007.

(2)                                  For U.S. Equities only.

*                                         Excluding fixed-income securities and short-term investments.

Comparison of Fund Performance

Set forth below is the performance information for each Fund. The bar charts and table below provide some indication of the risks of investing in each Fund by showing changes in the performance of each Fund’s Class A shares from year to year and by comparing each Fund’s performance to that of broad-based securities market indices.  The bar charts show the performance of each Fund’s Class A shares for each year since inception.  Class B, Class C and Class I shares will have different performance due to differing expenses.  Past performance (before and after taxes) is not necessarily an indication of how the Funds will perform in the future.

LargeCap Value Fund

Calendar Year-by-Year Returns (%)(1)(2)(3)

(1)	These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2)

During the period shown in the chart, the Fund’s best quarterly performance was 10.03% for the 3rd quarter of 2006, and the Fund’s worst quarterly performance was (14.33)% for the 4th quarter of 2007.  LargeCap Value Fund’s Class A shares’ year-to-date total return as of March 31, 2008 was (12.27)%.

(3)	Class A shares commenced operations on February 2, 2004.

Comparison of Fund Performance

Value Choice Fund

Calendar Year-by-Year Returns (%)(1)(2)(3)

(1)	These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2)

During the period shown in the chart, the Fund’s best quarterly performance was 11.00% for the 1st quarter of 2006, and the Fund’s worst quarterly performance was (1.09)% for the 4th quarter of 2007.  Value Choice Fund’s Class A shares’ year-to-date total return as of March 31, 2008 was (6.40)%.

(3)	Class A shares commenced operations on February 1, 2005.

Average Annual Total Return

(For the periods ended December 31, 2007)(1)(2)

The table set forth below shows the average annual total return (before and after taxes) for each Fund over time for each class of shares (including deductions for sales charges) compared with broad-based securities market indices. The after-tax returns shown for each Fund are for Class A shares only; after-tax returns for other classes will vary.

	1 Year	5 Years (or Life of Class)		10 Years
LargeCap Value Fund
Class A – Before Taxes(3)%	(20.63)	1.39		N/A
Class A – After Taxes on Distributions(3)%	(23.13)	(0.09)		N/A
Class A – After Taxes on Distributions and Sale of Fund Shares(3)%	(10.74)	0.95		N/A
Class B – Before Taxes(4)%	(19.80)	1.60		N/A
Class C – Before Taxes(5)%	(17.04)	2.29		N/A
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)(6)%	(0.17)	10.82	(7)	N/A
Russell 1000® Index (reflects no deductions for fees, expenses or taxes) (8)%	5.77	9.34	(7)	N/A
Class I – Before Taxes %	(15.51)	4.57		N/A
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)(6)%	(0.17)	12.27	(9)	N/A
Russell 1000® Index (reflects no deductions for fees, expenses or taxes) (8)%	5.77	11.49	(9)	N/A
Value Choice Fund
Class A – Before Taxes(3)%	5.03	17.52		N/A
Class A – After Taxes on Distributions(3)%	3.30	16.41		N/A
Class A – After Taxes on Distributions and Sale of Fund Shares(3)%	4.53	14.78		N/A
Class B – Before Taxes(4)%	5.64	18.36		N/A
Class C – Before Taxes (5)%	9.65	19.46		N/A
Russell 3000® Value Index (reflects no deductions for fees, expenses or taxes) (10)%	(1.01)	9.98	(11)	N/A
Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes) (12)%	(1.42)	11.31	(11)	N/A
Russell Midcap® Index (reflects no deductions for fees, expenses or taxes) (12)%	5.60	12.39	(11)	N/A
Class I – Before Taxes %	11.82	20.34		N/A
Russell 3000® Value Index (reflects no deductions for fees, expenses or taxes) (10)%	(1.01)	9.71	(13)	N/A
Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes) (12)%	(1.42)	8.79	(13)	N/A
Russell Midcap® Index (reflects no deductions for fees, expenses or taxes) (14)%	5.60	10.50	(13)	N/A

(1)          Class A and Class B shares of LargeCap Value Fund commenced operations on February 2, 2004.  Class C shares of LargeCap Value Fund commenced operations on February 3, 2004.  Class I shares of LargeCap Value Fund commenced operations on August 2, 2004.

(2)          Class A and Class B shares of Value Choice Fund commenced operations on February 1, 2005.  Class C shares of Value Choice Fund commenced operations on February 7, 2005.  Class I shares of Value Choice Fund commenced operations on September 15, 2005.

(3)          Reflects deduction of the maximum Class A sales charge of 5.75%.

(4)          Reflects deduction of the deferred sales charge of 5.00% and 3.00% for the 1 Year and Life of Class returns, respectively.

(5)          Reflects deduction of the deferred sales charge of 1.00% for the 1 year return.

(6)          The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

(7)          The index returns for Class A, Class B and Class C shares of LargeCap Value Fund are for the period beginning February 1, 2004.

(8)          The Russell 1000® Index is a comprehensive large-cap index measuring performance of the largest 1,000 U.S. incorporated companies.

(9)          The index returns for Class I shares of LargeCap Value Fund are for the period beginning August 1, 2004.

(10)    The Russell 3000® Value Index is a market capitalization-weighted index of stocks of the 3,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

(11)    The index returns for Class A, Class B and Class C shares of Value Choice Fund are for the period beginning February 1, 2005.

(12)    The Russell Midcap® Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth value.

(13)    The index returns for Class I shares of Value Choice Fund are for the period beginning September 1, 2005.

(14)    The Russell Midcap® Index is an unmanaged index that measure the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 26% of the total market capitalization of the Russell 1000® Index.

Additional information about Value Choice Fund is included in Appendix B to this Proxy Statement/Prospectus.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Funds.  For further information on the fees and expenses of Value Choice Fund, see “Appendix B: Additional Information Regarding ING Value Choice Fund.”

Management Fees

Each Fund pays its investment adviser, ING Investments, a management fee, payable monthly, based on the average daily net assets of the Fund.  The following table shows the aggregate annual management fees paid by each Fund as a percentage of that Fund’s average daily net assets:

Fund	Management Fees

LargeCap Value Fund	0.900% on the first $50 million; 0.850% on the next $450 million; and 0.800% on assets over $500 million

Value Choice Fund	0.900%

If the shareholders approve the Reorganization, Value Choice Fund will pay the same management fee currently in place.  For more information regarding the management fees for each Fund, please see the SAI of each Fund, dated September 28, 2007.

Sub-Adviser Fees

ING Investments, the adviser to the Funds, pays Brandes and Tradewinds, the sub-adviser to LargeCap Value Fund and Value Choice Fund, respectively, a sub-advisory fee, payable monthly, based on the average daily net assets of the applicable Fund.  The following table shows the aggregate annual sub-advisory fee paid by ING Investments to each Fund’s sub-adviser, as a percentage of that Fund’s average daily net assets:

Fund	Sub-Advisory Fees

LargeCap Value Fund	0.50% on the first $50 million; and 0.40% thereafter

Value Choice Fund	0.50%

If the shareholders approve the Reorganization, ING Investments will continue to pay Tradewinds the same sub-advisory fee currently in place for Value Choice Fund.  For more information regarding the sub-advisory fees for each Fund, please see the SAI of each Fund, dated September 28, 2007.

Administration Fees

Pursuant to an administrative services agreement between ING Equity Trust (“IET”) and ING Funds Services, LLC (“IFS”), IFS provides all administrative services in support of each Fund and is responsible for the supervision of the respective Fund’s other service providers.  As compensation for its services, IFS receives a monthly fee from each Fund.  The fee is computed daily and payable monthly, at an annual rate of 0.10% of the Fund’s average daily net assets.

If shareholders approve the Reorganization, Value Choice Fund will continue to pay an annual administration fee of 0.10% of the Fund’s average daily net assets.

Distribution and Service Fees

Each Fund pays the distribution (12b-1) and/or service fees for each Class of shares, except Class I shares, as described in the table entitled “Annual Fund Operating Expenses.”

Expense Limitation Arrangements

ING Investments has entered into a written expense limitation agreement with each Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, subject to possible recoupment by ING Investments within three years. The expense limits will continue through at least October 1, 2009.  The expense limitation agreement is contractual and shall renew automatically for a one-year term, unless ING Investments provides written notice of termination within ninety (90) days of the end of the then current term or upon termination of the investment management agreement.  Pursuant to this expense limitation agreement, the expense limits for LargeCap Value Fund are 1.45%, 2.20%, 2.20% and 1.20% for Class A, Class B, Class C and Class I shares, respectively, and the expense limits for Value Choice Fund are 1.40%, 2.15, 2.15% and 1.15% for Class A, Class B, Class C and Class I shares, respectively.

Subject to shareholder approval of the Reorganization, ING Investments has agreed to extend the expense limitation agreement with respect to Value Choice Fund until October 1, 2011.  There is no assurance that the expense limitation agreement will remain in effect after this date.

Expense Tables

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Funds.  The following table shows the fees and expenses for Class A, Class B, Class C and Class I shares of each Fund.

Transaction Fees on New Investments

(fees paid directly from your investment)

	Class A(1)		Class B		Class C		Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	%(2)	None		None		None

Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or redemption proceeds)(6)	None	(3)	5.00	%(4)	1.00	%(5)	None

(1)	The Funds do not impose any front-end sales charge (load) on reinvested dividends or distributions.
(2)	Reduced for purchases of $50,000 and over. See “Class A Shares: Initial Sales Charge Alternative” in Appendix B.
(3)

A contingent deferred sales charge of no more than 1.00% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See “Class A Shares: Initial Sales Charge Alternative” in Appendix B.

(4)	Imposed upon redemptions within 6 years of purchase. The fee has scheduled reductions after the first year. See “Class B Shares: Deferred Sales Charge Alternative” in Appendix B.
(5)	Imposed upon redemptions within 1 year from purchase. See “Class C Shares: Deferred Sales Charge” in Appendix B.
(6)	Please see “Contingent Deferred Sales Charge Waiver” below.

None of the Funds have any redemption fees, exchange fees or sales charges on reinvested dividends.

Contingent Deferred Sales Charge Waiver

From the Record Date, any contingent deferred sales charge that would otherwise be payable due to the redemption of any shares of LargeCap Value Fund will be waived.  Further, any contingent deferred sales charge that would otherwise be payable due to the redemption of any shares of Value Choice Fund acquired as a result of the merger and reorganization of LargeCap Value Fund into Value Choice Fund will be waived for the period ending 30 days following the Closing Date.

Annual Fund Operating Expenses

The current expenses of each of the Funds and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table.  Expenses of the Funds are based upon the operating expenses incurred for each Fund’s most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the investment adviser to each Fund, has agreed.  The pro forma fees show estimated fees of Value Choice Fund after giving effect to the proposed Reorganization as adjusted to reflect contractual changes.  Value Choice Fund pro forma numbers are estimated in good faith and are hypothetical.

Annual Fund Operating Expenses

as of November 30, 2007 (Unaudited)(1)

(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)

		Management Fees	Distribution (12b-1) and Shareholder Servicing Fees	Other Expenses(2)		Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses	Waivers, Reimbursement, and Recoupment		Net Fund Operating Expenses
Class A
LargeCap Value Fund	%	0.88	0.25	0.37	(4)	N/A	1.50	(0.03	)(5)	1.47
Value Choice Fund	%	0.90	0.25	0.37		N/A	1.52	(0.12	)(5)	1.40
Value Choice Fund (Surviving Fund After Reorganization) (Estimated Pro Forma) (Unaudited)%		0.90	0.25	0.36		N/A	1.51	(0.11	)(6)	1.40
Class B
LargeCap Value Fund	%	0.88	1.00	0.37	(4)	N/A	2.25	(0.03	)(5)	2.22
Value Choice Fund	%	0.90	1.00	0.37		N/A	2.27	(0.12	)(5)	2.15
Value Choice Fund (Surviving Fund After Reorganization) (Estimated Pro Forma) (Unaudited)%		0.90	1.00	0.36		N/A	2.26	(0.11	)(6)	2.15
Class C
LargeCap Value Fund	%	0.88	1.00	0.37	(4)	N/A	2.25	(0.03	)(5)	2.22
Value Choice Fund	%	0.90	1.00	0.37		N/A	2.27	(0.12	)(5)	2.15

		Management Fees	Distribution (12b-1) and Shareholder Servicing Fees	Other Expenses (2)		Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses(4)	Waivers, Reimbursement, and Recoupment(5)		Net Fund Operating Expenses
Value Choice Fund (Surviving Fund After Reorganization) (Estimated Pro Forma) (Unaudited)%		0.90	1.00	0.36		N/A	2.26	(0.11	)(6)	2.15
Class I
LargeCap Value Fund	%	0.88	N/A	0.28	(4)	N/A	1.16	(0.03	)(5)	1.13
Value Choice Fund	%	0.90	N/A	0.31		N/A	1.21	(0.12	)(5)	1.09
Value Choice Fund (Surviving Fund After Reorganization) (Estimated Pro Forma) (Unaudited)%		0.90	N/A	0.30		N/A	1.20	(0.11	)(6)	1.09

(1)

The fiscal year end for each fund is May 31.  This table shows the estimated expenses for shares of the Funds, as a ratio of expenses to average daily net assets.  These ratios are based on each Fund’s actual operating expenses as of November 30, 2007 (unaudited), as adjusted for contractual changes and waivers, if any.

(2)	ING Funds Services, LLC, receives an annual administration fee equal to 0.10% of each Fund’s average daily net assets.
(3)

The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Funds directly.  These fees and expenses include each Fund’s pro rata share of the cumulative expenses charged by the Acquired Funds in which the Funds invest.  The fees and expenses will vary based on the Fund’s allocation of assets to, and the annualized net expenses of, the particular Acquired Funds.  The impact of these fees is shown in “Net Fund Operating Expenses.”

(4)	Includes 0.02% of non-recurring interest expense which is not subject to the expense limits.
(5)

ING Investments, LLC has entered into written expense limitation agreement with each Fund under which it will limit expenses of the Funds, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, subject to possible recoupment by ING Investments, LLC within three years.  The expense limits will continue through at least October 1, 2009.  There is no guarantee that the expense limits will continue after this date.

(6)

In connection with the Reorganization, pending shareholder approval, ING Investments has entered into a written expense limitation agreement with Value Choice Fund under which it will limit the expenses of Value Choice Fund, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, subject to possible recoupment by ING Investments within three years.  The expense limit will continue through at least October 1, 2011.  There is no guarantee that the expense limit will continue after this date.

Examples.  The following examples are intended to help you compare the cost of investing in each Fund and the combined Fund.  The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown.  Your actual costs may be higher or lower.

	LargeCap Value Fund*				Value Choice Fund*
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$716	$1,019	$1,344	$2,260	$709	$1,017	$1,346	$2,274
Class B	$725	$1,000	$1,402	$2,394	$718	$998	$1,404	$2,407
Class C	$325	$700	$1,202	$2,583	$318	$698	$1,204	$2,596
Class I	$115	$366	$635	$1,406	$111	$372	$653	$1,455

	Estimated Value Choice Fund: Pro Forma: The Funds Combined **
	1 Year	3 Years	5 Years	10 Years
Class A	$709	$993	$1,320	$2,245
Class B	$718	$973	$1,378	$2,379
Class C	$318	$673	$1,178	$2,568
Class I	$111	$347	$626	$1,424

You would pay the following expenses if you did not redeem your shares:

	LargeCap Value Fund*				Value Choice Fund*
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$716	$1,019	$1,344	$2,260	$709	$1,017	$1,346	$2,274
Class B	$225	$700	$1,202	$2,394	$218	$698	$1,204	$2,407
Class C	$225	$700	$1,202	$2,583	$218	$698	$1,204	$2,596
Class I	$115	$366	$635	$1,406	$111	$372	$653	$1,455

	Estimated Value Choice Fund: Pro Forma: The Funds Combined **
	1 Year	3 Years	5 Years	10 Years
Class A	$709	$993	$1,320	$2,245
Class B	$218	$673	$1,178	$2,379
Class C	$218	$673	$1,178	$2,568
Class I	$111	$347	$626	$1,424

*	The examples reflect the contractual expense limits for the one-year period and the first year of the three-, five- and ten-year periods.
**	The examples reflect the contractual expense limits for the one- and three-year periods and the first three years of the five- and ten-year periods.

Portfolio Transitioning

If shareholders approve both proposals and Tradewinds becomes the LargeCap Value Fund’s sub-adviser during the Transition Period, Tradewinds will be expected to reposition, in whole or in part, LargeCap Value Fund’s investment portfolio.  If substantially transitioned prior to the Reorganization, based on asset levels on May 31, 2008, this cost to LargeCap Value Fund’s shareholders is estimated to be approximately [$242,300], or [0.52%] of the Fund’s net assets as of May 31, 2008, which includes the estimated costs of brokerage commissions but not the estimated proxy solicitation costs and the costs of market impact or delay.  In this event, these transition costs would be borne solely by LargeCap Value Fund.  The cost of proxy solicitation is estimated to be approximately [$125,000], half of which would be borne by LargeCap Value Fund.  It is currently estimated that it would take shareholders of LargeCap Value Fund approximately [5 1/2] years to recoup those transition costs, and [7] years to recoup the combined costs of proxy solicitation and transition costs, without regard to market performance, based on the current and pro forma net expense ratios of LargeCap Value Fund and Value Choice Fund, respectively.

If the Reorganization is approved by shareholders, but the Tradewinds Sub-Advisory Agreement is not approved, the adviser or sub-adviser to LargeCap Value Fund may sell all or a portion of the Fund’s holdings shortly prior to the Closing Date.  The proceeds of such sales may be held in cash or temporary investments or invested in assets that Value Choice Fund may hold or wish to hold.  After the Closing Date, the sub-adviser to Value Choice Fund may also sell portfolio securities that it acquired from LargeCap Value Fund, and Value Choice Fund may not be immediately fully invested in accordance with its stated investment strategies.

Both Funds may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions.  During the Transition Period, LargeCap Value Fund may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply.  Furthermore, such sales and purchases may be made at a disadvantageous time and would result in increased transactional costs, which are ultimately borne by shareholders, and may result in the realization of taxable gains or losses for either or both Funds.

Shareholders should review the discussion in “Tax Considerations” below and consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances.

Key Differences in the Rights of LargeCap Value Fund’s Shareholders and Value Choice Fund’s Shareholders

Each Fund is organized as a separate series of IET, a Massachusetts business trust that is governed by its Declaration of Trust and Bylaws.  Therefore, there are no key differences in the rights of shareholders of the Funds.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for (i) the transfer, as of the Closing Date, of all of the assets of LargeCap Value Fund in exchange for shares of beneficial interest of Value Choice Fund and the assumption by Value Choice Fund of LargeCap Value Fund’s known liabilities, as set forth in LargeCap Value Fund’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of Value Choice Fund to shareholders of LargeCap Value Fund, as provided for in the Reorganization Agreement.  LargeCap Value Fund will then be liquidated.

Each Class A, Class B, Class C and Class I shareholder of LargeCap Value Fund will hold, immediately after the Closing Date, shares of the corresponding class of Value Choice Fund having an aggregate value equal to the aggregate value of the shares of LargeCap Value Fund held by that shareholder as of the Closing Date.  In the interest of economy and convenience, shares of Value Choice Fund generally will not be represented by physical certificates, unless you request the certificates in writing.

Until the Closing Date, shareholders of LargeCap Value Fund will continue to be able to redeem their shares.  Redemption requests received after the Closing Date will be treated as requests received by Value Choice Fund for the redemption of its shares.

The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of LargeCap Value Fund.  The Reorganization Agreement also requires that each Fund take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

The Reorganization is one of several reorganizations that have taken place among various ING Funds.  The ING Fund complex has grown in recent years through the addition of many funds.  Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies.  The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and potential confusion about overlapping funds.  ING Investments also believes that the reorganizations may benefit fund shareholders by resulting in surviving funds with greater asset bases.  This Reorganization is expected to provide greater investment opportunities for Value Choice Fund and the potential to take larger portfolio positions.

The proposed Reorganization was initially presented for consideration to, and was approved by, the Board of the Funds at a meeting held on March 27, 2008.  The Board, including all of the Trustees who are not “interested persons” (as defined in the 1940 Act) of each Fund, determined that the interests of the shareholders of each Fund will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of the Funds and their shareholders.

The Reorganization will allow shareholders of LargeCap Value Fund to continue to participate in a professionally managed portfolio that seeks long-term capital appreciation.

Board Considerations

The Board of LargeCap Value Fund, in recommending the proposed Reorganization, considered a number of factors, including the following:

•                  the plans of management to reduce overlap in funds in the ING Funds complex;

•                  management’s explanation of potential alternative mutual funds that could have served as the surviving mutual fund;

•                  expense ratios and information regarding fees and total expenses of the Funds, including that the shareholders of LargeCap Value Fund are expected to benefit from a lower net expense ratio per share after the Reorganization and that, if the Reorganization is approved, ING Investments has agreed to limit the expenses of Value Choice Fund through October 1, 2011;

•                  the similarities and differences between investment objective and strategies of LargeCap Value Fund and those of Value Choice Fund;

•                  the investment performance of the Funds relative to their benchmarks;

•                  that all expenses relating to the shareholder approval (“Reorganization Expenses”) will be borne equally by ING Investments (or an affiliate) and LargeCap Value Fund;

•                  the terms and conditions of the Reorganization Agreement;

•                  that if the Reorganization is approved by shareholders, certain holdings of LargeCap Value Fund may be sold shortly prior to the Closing Date and certain portfolio securities that Value Choice Fund acquires from LargeCap Value Fund may also be sold after the Closing Date, as described more fully in “Portfolio Transitioning” on page 21;

•                  the tax consequences of the Reorganization to LargeCap Value Fund and its shareholders, including that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; and

•                  that the interests of existing shareholders of either Fund will not be diluted as a result of the Reorganization.

The Board of LargeCap Value Fund recommends that shareholders approve the Reorganization with Value Choice Fund.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, pursuant to this treatment, neither LargeCap Value Fund nor its shareholders, nor Value Choice Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.  As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Prior to the Closing Date, LargeCap Value Fund will pay to its shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. This distribution would be taxable to shareholders that are subject to tax.

As of February 29, 2008, LargeCap Value Fund had no capital loss carryforwards but had a built-in loss of $22.4 million.  Value Choice Fund had approximately $9.5 million in capital loss carryforwards.  After the Reorganization, the losses of LargeCap Value Fund generally will be available to Value Choice Fund to offset its capital gains, although a portion of the amount of these losses that may offset Value Choice Fund’s capital gains in any given year may be limited due to this Reorganization.  The ability of Value Choice Fund to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of these various capital loss carryforwards currently are available only to pre-Reorganization shareholders of each Fund.  After the Reorganization, however, these benefits will inure to the benefit of all post-Reorganization shareholders of Value Choice Fund.

Expenses of the Reorganization

The expenses of the Reorganization will be shared equally between ING Investments (or an affiliate) and LargeCap Value Fund. The expenses of the Reorganization shall include, but not be limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Form of Organization

Both LargeCap Value Fund and Value Choice Fund are organized as separate series of IET, an open-end management investment company organized as a Massachusetts business trust. IET is governed by a Board consisting of ten members. For more information on the history of IET, see the SAI of the Funds.

Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to both Funds. ING Investments has overall responsibility for the management of each Fund.  ING Investments provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees.  Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995 and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of December 31, 2007, ING Investments managed over $54 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.  ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Funds.

Sub-Advisers

ING Investments has engaged Brandes and Tradewinds as sub-advisers to LargeCap Value Fund and Value Choice Fund, respectively, to provide the day-to-day management of each respective Fund.  ING Investments is responsible for monitoring the investment programs and performance of each sub-adviser.  Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING Investments or a Fund’s Board.  In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

For information regarding the basis for the Board’s approval of portfolio management relationships, please refer to the semi-annual shareholder report, dated November 30, 2007, for the Funds.  ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of each respective Fund’s assets and the purchase and sale of portfolio securities.

Distributor

IFD, whose address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, is the principal distributor for the Funds and is a member of the Financial Industry Regulatory Authority (“FINRA”).

To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Dividends and Other Distributions

Each Fund generally distributes most or all of its net earnings in the form of dividends and capital gain distributions.  Each Fund distributes capital gains, if any, on an annual basis.  Dividends and distributions of each Fund are automatically reinvested in additional shares of the respective Class of the particular Fund, unless the shareholder elects to receive distributions in cash.

If the Reorganization Agreement is approved by shareholders of LargeCap Value Fund, then as soon as practicable before the Closing Date, LargeCap Value Fund will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Funds as of November 30, 2007, and on a pro forma basis as of November 30, 2007, giving effect to the Reorganization:

	Net Assets		Net Asset Value Per Share	Shares Outstanding

LargeCap Value Fund
Class A	$44,700,029		$10.32	4,329,763
Class B	$9,158,258		$10.20	897,475
Class C	$17,324,046		$10.20	1,699,084
Class I	$2,390,439		$10.37	230,521

Value Choice Fund
Class A	$212,987,739		$16.24	13,112,430
Class B	$39,740,007		$16.07	2,473,563
Class C	$84,516,512		$16.05	5,265,918
Class I	$482,173		$16.39	29,426

Pro-Forma – Value Choice Fund including LargeCap Value Fund
Class A	$257,649,796	(1)	$16.24	15,862,557	(2)
Class B	$48,890,485	(1)	$16.07	3,042,977	(2)
Class C	$101,825,841	(1)	$16.05	6,344,381	(2)
Class I	$2,870,581	(1)	$16.39	175,149	(2)

(1)   Reflects adjustment for estimated one time merger expense of ($37,972), ($7,780), ($14,717) and ($2,031) on Classes A, B, C and I respectively.

(2)   Reflects net of retired shares of LargeCap Value Fund of (1,579,636), (328,061), (620,621) and (84,798) for Classes A, B, C and I respectively.

PROPOSAL II – APPROVAL OF THE TRADEWINDS SUB-ADVISORY AGREEMENT

LargeCap Value Fund’s Investment Advisory Arrangement

ING Investments, an Arizona limited liability company, serves as the investment adviser to LargeCap Value Fund pursuant to an investment advisory agreement dated September 23, 2002, as amended (the “Investment Advisory Agreement”). The Investment Advisory Agreement was last renewed by a majority of the Independent Trustees on November 28, 2007, and was approved by the written consent of the initial shareholder of the Fund on January 30, 2004.

The Investment Advisory Agreement provides, among other things that in carrying out its responsibility to supervise and manage all aspects of the Fund’s operations, ING Investments may engage, subject to the approval of the Board, and where required, the shareholders of the Fund, sub-advisers to provide day-to-day advisory services to IET’s funds.  ING Investments may delegate to the sub-advisers duties, among other things, to formulate and implement the Fund’s investment programs, including the duty to determine what securities will be purchased and sold for the Fund.  If the proposed Tradewinds Sub-Advisory Agreement is approved, ING Investments would oversee the investment management services of Tradewinds.

The Investment Advisory Agreement provides that ING Investments is liable and shall indemnify IET for any loss incurred by IET to the extent that such losses resulted from an act or omission on the part of ING Investments or its officers, directors or employees that is found to involve willful misfeasance, bad faith or gross negligence, or reckless disregard by ING Investments of its duties under the Investment Advisory Agreement.  After an initial two-year term, the Investment Advisory Agreement continues in effect with respect to a series from year to year, so long as such continuance is specifically approved at least annually by (1) the Board or (2) the vote of a “majority” (as defined in the 1940 Act) of the Fund’s outstanding shares; provided that, in either event the continuance is also approved by at least a majority of those Trustees who are neither parties to the Investment Advisory Agreement nor “interested persons” (as defined in the 1940 Act) of any such party nor have any interest in the Investment Advisory Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval.

Pursuant to the terms of the Investment Advisory Agreement and in return for its services to LargeCap Value Fund, ING Investments receives compensation, calculated daily and paid monthly, from the Fund as follows: 0.900% on the first $50 million; 0.850% on the next $450 million; and 0.800% on assets over $500 million.

The Prior Sub-Advisory Agreement

Brandes has served as LargeCap Value Fund’s sub-adviser pursuant to a sub-advisory agreement between ING Investments and Brandes, dated January 30, 2002, as amended. Pursuant to the sub-advisory agreement, Brandes receives monthly compensation from ING Investments at the annual rate of a specified percentage of LargeCap Value Fund’s average daily net assets as follows: 0.50% on the first $50 million; and 0.40% thereafter. During LargeCap Value Fund’s most recently completed fiscal year ended May 31, 2008, Brandes received an aggregate total of [         ] from ING Investments for services rendered to LargeCap Value Fund.

The Tradewinds Sub-Advisory Agreement

The following summary of the Tradewinds Sub-Advisory Agreement is qualified in its entirety by reference to the agreement, a form of which is attached as Appendix B.

The terms of the Tradewinds Sub-Advisory Agreement are substantially similar to those of the prior sub-advisory agreement with Brandes, except for the effective dates of the agreements and the parties thereto. The Tradewinds Sub-Advisory Agreement provides that, subject to ING Investments’ and the Board’s supervision, Tradewinds is responsible for managing the investment operations of LargeCap Value Fund, making investment decisions and implementing a transition strategy in connection with the Reorganization. In accordance with the requirements of the 1940 Act, Tradewinds will also maintain, and provide ING Investments with, all books and records relating to the transactions it executes or that are otherwise required under the 1940 Act, and render to the Trustees such periodic and special reports as the Board may reasonably request. The Tradewinds Sub-Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties thereunder, Tradewinds will not be liable for any act or omission in connection with its activities as sub-adviser to LargeCap Value Fund.

Although the Tradewinds Sub-Advisory Agreement is intended to terminate upon the liquidation of LargeCap Value Fund subject to the terms of the Reorganization, the terms of the Tradewinds Sub-Advisory Agreement will remain in full force and effect for a period of up to two years from the date of its execution, and will continue thereafter as long as its continuance is approved at least annually by the Board or by vote of a majority of the outstanding shares of the Fund, as well as by a majority of the Independent Trustees by vote cast in person at a meeting called for that purpose. However, the Tradewinds Sub-Advisory Agreement may be terminated at any time upon 60 days’ written notice without the payment of any penalty, either by vote of the Board or by vote of a majority of the outstanding voting securities of LargeCap Value Fund.  Additionally, the Tradewinds Sub-Advisory Agreement will terminate immediately in the event of its assignment (within the meaning of the 1940 Act), or upon the termination of LargeCap Value Fund’s Investment Advisory Agreement with ING Investments, or at any time by Tradewinds or ING Investments on 60 days’ written notice to the other.

The Tradewinds Sub-Advisory Agreement is being proposed so that Tradewinds can manage LargeCap Value Fund during the Transition Period and oversee the transition of the Fund into Value Choice Fund.  Both the Reorganization discussed in Proposal I and the Tradewinds Sub-Advisory Agreement discussed in this Proposal II need to be approved before Tradewinds can begin serving as the sub-adviser to LargeCap Value Fund. During the Transition Period, Tradewinds will transition LargeCap Value Fund’s portfolio securities as discussed in “Portfolio Transitioning” on page 21.  If the Reorganization is approved but the Tradewinds Sub-Advisory Agreement is not approved, Tradewinds will not serve as the sub-adviser to LargeCap Value Fund, and, in accordance with applicable law, the Board would consider various options including the appointment of a new sub-adviser to provide the day-to-day management of the Fund during the Transition Period.

If neither proposal is approved, the Board will consider various options with respect to LargeCap Value Fund in accordance with applicable law.

Pursuant to the terms of the Tradewinds Sub-Advisory Agreement, Tradewinds would receive monthly compensation from ING Investments at the annual rate of 0.50% of LargeCap Value Fund’s average daily net assets. Unlike the compensation schedule pursuant to the previous sub-advisory agreement with Brandes, the compensation payable by ING Investments to Tradewinds under the Tradewinds Sub-Advisory Agreement does not include breakpoints. Although breakpoints could lead to lower sub-advisory fees, LargeCap Value Fund’s asset levels do not meet the breakpoint that triggers lower sub-advisory fees.  Furthermore, the sub-advisory fees payable to Brandes for its services to LargeCap Value Fund are paid by the Adviser and not the Fund and any potential increase in the sub-advisory fees would not impact the Fund’s net expenses.

Other Information

Appendix D hereto lists the names, addresses and the principal occupations of the principal executive officers and directors of Tradewinds.  As of December 31, 2007, no Trustee or Officer of LargeCap Value Fund was an officer, director, employee or shareholder of Tradewinds.  No Trustee or Officer of LargeCap Value Fund owns securities or has any other material direct or indirect interest in Tradewinds.

Appendix E hereto sets forth the name of another investment company with an investment objective similar to that adopted for LargeCap Value Fund, for which Tradewinds acts as an investment as sub-adviser, the annual rate of compensation and the net assets of the investment company as of December 31, 2007.

[During the fiscal year ended May 31, 2008, LargeCap Value Fund did not pay commissions on Fund brokerage transactions to brokers who may be deemed to be affiliated persons of LargeCap Value Fund, ING Investments, Brandes, Tradewinds or affiliated persons of such persons.]

IFS serves as administrator for LargeCap Value Fund pursuant to the administration agreement with IET.  For the fiscal year ended May 31, 2008, the Fund paid IFS [$     ] for administrative services.  IFD serves as the distributor for LargeCap Value Fund.  During the fiscal year ended May 31, 2008, the Fund paid IFD [$    ] for distribution services.  If the proposed Tradewinds Sub-Advisory Agreement is approved, IFS and IFD will continue to render the same services as they currently render.  Each of IFS and IFD is a wholly-owned subsidiary of ING Groep. Listings of the names, addresses, and the principal occupations of the principal executive officers of ING Investments, the Distributor, IFS and IET are set out in Appendix D.

Board Considerations

On May 30, 2008, the Board held an in-person meeting at which a majority of the Trustees were in attendance, to consider whether to approve a proposal from ING Investments to terminate Brandes as the sub-adviser to LargeCap Value Fund and to approve the Tradewinds Sub-Advisory Agreement.  In determining whether to appoint a new sub-adviser, the Board considered that initiating the transition of the Fund’s investment portfolio prior to the Reorganization would benefit the shareholders of LargeCap Value Fund by giving them earlier exposure to a portfolio managed by Tradewinds and allow Value Choice Fund to be as fully invested as practicable following consummation of the Reorganization.   The Board also thought this would be beneficial to the Value Choice Fund, and noted that all or a substantial portion of the cost of the transition may be borne by the shareholders of LargeCap Value Fund.

At the meeting, in determining whether to take these actions, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Tradewinds Sub-Advisory Agreement be approved for the Fund.  The material provided to the Board or legal counsel to the Independent Trustees in support of the sub-advisory arrangement with Tradewinds included the following:  (1) a memorandum presenting management’s rationale for proposing a change in sub-adviser to the Fund and its recommendation that Tradewinds be retained as the sub-adviser to the Fund; (2) information about the proposed new portfolio management team for LargeCap Value Fund and how the team intends to affect the transitioning of LargeCap Value Fund’s portfolio securities during the Transition Period; (3) responses from Tradewinds to questions posed by Kirkpatrick & Lockhart Preston Gates Ellis LLP, independent legal counsel, on behalf of the Independent Trustees; (4) supporting documents, including a copy of the Agreements with Tradewinds on behalf of the Fund; and (5) other information relevant to the Board’s evaluation.

The Board’s consideration of whether to approve the Tradewinds Sub-Advisory Agreement took into account several factors including, but not limited to, the following: (1) the view of ING Investments with respect to the reputation of Tradewinds as an investment manager; (2) Tradewinds’ strength and reputation in the industry; (3) the nature and quality of the services to be provided by Tradewinds under the Agreements; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Tradewinds and its fit among the stable of managers in the ING Funds line-up; (5) the fairness of the compensation under the Agreements in light of the services to be provided by Tradewinds as the Fund’s sub-adviser; (6) the sub-advisory fee payable by ING Investments to Tradewinds and the profitability of ING Investments; (7) Tradewinds’ operations and compliance program, including its policies and procedures intended to ensure compliance with the federal securities laws; (8) Tradewinds’ financial condition; (9) the appropriateness of the selection of Tradewinds in light of the Fund’s investment objective and investor base; (10) Tradewinds’ Code of Ethics, and related procedures for complying with that Code; (11) the fact that ING Investments and LargeCap Value Fund will share equally the cost of the proxy solicitation; and (12) the fact that Tradewinds is the sub-adviser of the acquiring Fund, the Value Choice Fund, into which LargeCap Value Fund is proposed to be merged.

The Board’s consideration of whether to approve the Agreements took into account several factors including, but not limited to, the following:

THE NATURE, EXTENT AND QUALITY OF THE SUB-ADVISORY SERVICE TO BE PROVIDED.  The Board considered the scope of the sub-advisory services anticipated to be provided by Tradewinds to LargeCap Value Fund  and the level of staffing, quality and experience of Tradewinds’ portfolio management team.  The Board concluded that Tradewinds is capable of providing high quality services to LargeCap Value Fund, as indicated by the experience, capability and integrity of Tradewinds’ management, the financial resources of Tradewinds, and the professional qualifications and experience of Tradewinds’ portfolio management team to manage LargeCap Value Fund. The Trustees also concluded that Tradewinds proposed to provide services that are appropriate in scope and extent in light of LargeCap Value Fund’s current operations and during the Transition Period.

THE INVESTMENT PERFORMANCE.  The Board reviewed Tradewinds’ performance in managing other mutual funds that have comparable investment objectives and strategies with Value Choice Fund (as LargeCap Value would be managed in a similar manner during the Transition Period) compared with appropriate benchmark indices. The Board concluded, based on the Trustees’ assessment of the nature, extent and quality of investment sub-advisory services expected to be provided by Tradewinds during the Transition period, that Tradewinds is capable of managing LargeCap Value Fund in light of LargeCap Value Fund’s investment objective, policies and strategies during the Transition Period.

THE COST OF SUB-ADVISORY SERVICES PROVIDED AND THE LEVEL OF PROFITABILITY.  The Board concluded that the level of anticipated investment sub-advisory fees payable under the Tradewinds Sub-Advisory Agreement is appropriate in light of the proposed sub-advisory fee schedule, the expense ratio of LargeCap Value Fund (which will not be impacted by the implementation of the Tradewinds Sub-Advisory Agreement), the competitiveness of LargeCap Value

Fund’s expenses when compared to the expense ratios of comparable investment companies (based on information prepared by management) and the anticipated benefits that may accrue to Tradewinds from its relationship with LargeCap Value Fund.

ECONOMIES OF SCALE.  The Board noted that the asset-based breakpoints in LargeCap Value Fund’s advisory fee schedule and the Fund’s management fees would remain unchanged if Tradewinds was appointed the Fund’s sub-adviser.  In addition, the Board recently reviewed and concluded that LargeCap Value Fund’s management fees appropriately reflect LargeCap Value Fund’s current size, the current economic environment for ING Investments and Tradewinds, the competitive nature of the investment company market, and ING Investments’ pricing strategy.

OTHER CONSIDERATIONS.  In approving the Tradewinds Sub-Advisory Agreement, the Board also considered the view of ING Investments with respect to the reputation of Tradewinds as an investment manager, its strength and reputation in the industry and the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Tradewinds and its fit among the stable of managers in the ING Funds line-up. Additionally, the Board considered Tradewinds’ Code of Ethics, and related procedures for complying with that Code.  The Board noted the fact that expenses of the proxy solicitation will be shared equally between ING Investments (or an affiliate) and LargeCap Value Fund.

Based on its review and after considering ING Investments’ recommendation, the Board determined that the Tradewinds Sub-Advisory Agreement would enable shareholders of LargeCap Value Fund to obtain high quality services during the Transition Period, at a cost that is appropriate, reasonable and in the best interests of the Fund and its shareholders. The Board then approved the Tradewinds Sub-Advisory Agreement and directed it be submitted to shareholders for approval.

The Board recommends that shareholders of LargeCap Value Fund vote “FOR” Proposal II to approve the Tradewinds Sub-Advisory Agreement.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

Solicitation of proxies is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about July 23, 2008.  Shareholders of LargeCap Value Fund whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee.  In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.  LargeCap Value Fund has retained Computershare Fund Services (the “Solicitor”), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies.  The estimated cost of retaining the solicitor is $20,000.  ING Investments (or an affiliate) and LargeCap Value Fund will equally share the costs of retaining the solicitor.  Shareholders of LargeCap Value Fund may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.

In all cases where a proxy is solicited by telephone, the Solicitor is required to ask the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned.  If the shareholder is a corporation or other entity, the Solicitor will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares.  The Solicitor will advise that the shareholder can vote his or her shares over the telephone and will ask if the shareholder would like to cast a vote.  Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus.  The Solicitor will then record the shareholder’s instructions on the Proxy Card.  Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the on-line directions.  Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact the Solicitor toll-free at 1-866-526-4094.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with LargeCap Value Fund, a written revocation or duly executed proxy bearing a later date.  In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of LargeCap Value Fund that may be presented at the Special Meeting.

Voting Rights

As a shareholder of LargeCap Value Fund, you are entitled to one vote for each share held as to any matter on which you are entitled to vote and for each fractional share that you own, you shall be entitled to a proportionate fractional vote.  Shares have no preemptive or subscription rights.

Only shareholders of LargeCap Value Fund at the close of business on June 23, 2008 (the “Record Date”) will be entitled to be present and give voting instructions for LargeCap Value Fund at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, your vote must be received no later than 5:00 p.m. on September 8, 2008.  As of the Record Date, the following shares of beneficial interest of LargeCap Value Fund were outstanding and entitled to vote:

Class	Shares Outstanding
Class A
Class B
Class C
Class I
Total

Approval of the Reorganization Agreement and the Tradewinds Sub-Advisory Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the meeting, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at the meeting.  A majority of the shareholders present in person or by proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes. In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given, unless the adjournment is more than 120 days after the record date or, if after the adjournment, a new record date is fixed. If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum.  However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter.  For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the proposals.

LargeCap Value Fund expects that, before the Special Meeting, broker-dealer firms holding shares of LargeCap Value Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners.  If these instructions are not received by the date specified in the broker-dealer firms’ proxy solicitation materials, LargeCap Value Fund understands that the broker-dealers that are members of the New York Stock Exchange may consider whether the rules of the New York Stock Exchange permit the broker-dealers to vote on the items to be considered at the Special Meeting on behalf of their customers and beneficial owners.  If permitted, such broker-dealers may so vote.

[To the knowledge of ING Investments, as of June 23, 2008, no current Trustee owned 1% or more of the outstanding shares of either Fund, and the officers and Trustees owned, as a group, less than 1% of the shares of either Fund.]

Appendix F hereto lists the persons that, as of June 23, 2008, owned beneficially or of record 5% or more of the outstanding shares of any class of the Funds.

Other Matters to Come Before the Special Meeting

IET does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus.  If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

IET is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by LargeCap Value Fund’s management.  Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested. A self-addressed, postage-paid envelope is enclosed for your convenience.

Huey P. Falgout, Jr.
Secretary

July 23, 2008

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this        day of         , 2008, by ING Equity Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (“IET”), on behalf of ING Value Choice Fund (the “Acquiring Fund”) and ING LargeCap Value Fund (the “Acquired Fund”), each a separate series of IET.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C and Class I voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Trustees of IET has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund, as described in paragraph 1.3 herein, by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of IET has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                      TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1.                              Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C and Class I Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2 and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.                              The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.                              The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume the liabilities of the Acquired Fund set forth in the Acquired Fund’s Statement of Assets and Liabilities as of the Closing Date delivered by IET, on behalf of the Acquired Fund, to IET, on behalf of the Acquiring Fund, pursuant to paragraph 7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.                              Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will: (i) distribute to the Acquired Fund’s shareholders of record with respect to its Class A, Class B, Class C and Class I shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1and (ii) completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of each class of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”). The aggregate net asset value of Class A, Class B, Class C and Class I Acquiring Fund Shares to be so credited to Class A, Class B, Class C and Class I Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class A, Class B, Class C and Class I Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C and Class I shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C, and Class I Acquiring Fund Shares in connection with such exchange.

1.5.                              Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, as defined in paragraph 3.3.

1.6.                              Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.                                      VALUATION

2.1.                              The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.2.                              The net asset value of a Class A, Class B, Class C and Class I Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.3.                              The number of the Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C and Class I shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same class, determined in accordance with paragraph 2.2.

2.4.                              All computations of value shall be made by the Acquired Fund’s designated record keeping agent and shall be subject to review by Acquiring Fund’s record keeping agent and by each Fund’s respective independent registered public accounting firm.

3.                                      CLOSING AND CLOSING DATE

3.1.                              The Closing Date shall be September 27, 2008 or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

3.2.                              The Acquired Fund shall direct the Bank of New York Mellon Corporation, as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.                              The Acquired Fund shall direct DST Systems, Inc. (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C and Class I shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.                              In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Fund or the Board of Trustees of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.                                      REPRESENTATIONS AND WARRANTIES

4.1.                              Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of IET, IET, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a)                                  The Acquired Fund is duly organized as a series of IET, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under IET’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                                 IET is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)                                  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)                                 The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                                  On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)                                    The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IET’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IET, on behalf of the Acquired Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which IET, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)                                 All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

(h)                                 Except as otherwise disclosed in writing to and accepted by IET, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. IET, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)                                     The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at [May 31, 2007] have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)                                     Since [May 31, 2007], there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(k)                                  On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)                                     For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)                               All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n)                                 The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of IET, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)                                 The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)                                 The proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.                              Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of IET, IET, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a)                                  The Acquiring Fund is duly organized as a series of IET, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under IET’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                                 IET is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c)                                  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)                                 The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used since inception to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                                  On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f)                                    The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IET’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IET, on behalf of the Acquiring Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which IET, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g)                                 Except as otherwise disclosed in writing to and accepted by IET, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against IET, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. IET, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)                                 The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at [May 31, 2007] have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)                                     Since [May 31, 2007], there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change);

(j)                                     On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)                                  For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)                                     All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by IET and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m)                               The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of IET, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)                                 The Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(o)                                 The information to be furnished by IET for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)                                 That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                                     COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1.                              The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.                              The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.                              The Acquired Fund covenants that the Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.                              The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.5.                              Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.                              The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7.                              As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C and Class I Acquiring Fund Shares received at the Closing.

5.8.                              The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.                              IET, on behalf of the Acquired Fund, covenants that IET will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as IET, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) IET’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund’s Shares to be delivered hereunder, and (b) IET’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.                        The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.                                     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of IET, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at IET’s election, to the performance by IET, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.                              All representations and warranties of IET, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.                              IET, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of IET, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request;

6.3.                              IET, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IET, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4.                              The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                                     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of IET, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at IET’s election, to the performance by IET, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.                              All representations and warranties of IET, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.                              IET shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of IET;

7.3.                              IET, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of IET, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

7.4.                              IET, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IET, on behalf of the Acquired Fund, on or before the Closing Date;

7.5.                              The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.                              The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                     FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to IET, on behalf of the Acquired Fund, or IET, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.                              The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of IET’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither IET, on behalf of the Acquiring Fund, nor IET, on behalf of the Acquired Fund may waive the conditions set forth in this paragraph 8.1;

8.2.                              On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.                              All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by IET to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.                              The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.                              The parties shall have received the opinion of Dechert LLP addressed to IET substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of IET. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this paragraph 8.5.

9.                                     BROKERAGE FEES AND EXPENSES

9.1.                              IET, on behalf of Acquired Fund and on behalf of the Acquiring Fund, represents and warrants to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2                                 The expenses relating to the proposed Reorganization will be borne equally by: (i) the investment adviser to the Acquiring Fund (or an affiliate of the investment adviser) and (ii) the Acquired Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund’s prospectus and the Acquired Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.                              ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.                        IET has not made any representation, warranty or covenant, on behalf of either the Acquired Fund or the Acquiring Fund, as the case may be, not set forth herein and that this Agreement constitutes the entire agreement between the Acquiring Fund and Acquired Fund with respect to this Reorganization.

10.2.                        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.                              TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before [March 31, 2009], unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.                              AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of IET; provided, however, that following the meeting of the shareholders of the Acquired Fund called by IET pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.          NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

ING Equity Trust

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Attn: Jeffrey S. Puretz.

14.          HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.                        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.                        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.                        This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

14.4.                        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.                        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of IET personally, but shall bind only the property of the Acquired Fund or the Acquiring Fund, as the case may be, as provided in the Declaration of Trust of IET. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING EQUITY TRUST on behalf of its

ING LargeCap Value Fund series

By:

Name:

Title:

ING EQUITY TRUST on behalf of its

ING Value Choice Fund series

By:

Name:

Title:

APPENDIX B

FORM OF

SUB-ADVISORY AGREEMENT

ING EQUITY TRUST

AGREEMENT made this        day of          , 2008 between ING Investments, LLC, an Arizona limited liability company (the “Manager”), and Tradewinds Global Investors, LLC, a Delaware limited liability company (the “Sub-Adviser” or “Tradewinds”) (the “Agreement”).

WHEREAS, ING Equity Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company;

WHEREAS, the Fund is authorized to issue separate series, each series having its own investment objective or objectives, policies, and limitations; and

WHEREAS, the Fund may offer shares of additional series in the future; and

WHEREAS, pursuant to an Investment Management Agreement, dated September 23, 2002, as amended (the “Management Agreement”), a copy of which has been provided to the Sub-Adviser, the Fund has retained the Manager to render advisory and management services with respect to certain of the Fund’s series; and

WHEREAS, pursuant to authority granted to the Manager in the Management Agreement, the Manager wishes to retain the Sub-Adviser to furnish investment advisory services to one or more of the series of the Fund, and the Sub-Adviser is willing to furnish such services to the Fund and the Manager.

NOW, THEREFORE, in consideration of the premises and the promises and mutual covenants herein contained, it is agreed between the Manager and the Sub-Adviser as follows:

1.  Appointment. The Manager hereby appoints the Sub-Adviser to act as the investment adviser and manager to the series of the Fund set forth on Schedule A hereto (the “Series”) for the periods and on the terms set forth in this Agreement. The Sub-Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

In the event the Fund designates one or more series (other than the Series) with respect to which the Manager wishes to retain the Sub-Adviser to render investment advisory services hereunder, it shall notify the Sub-Adviser in writing. If the Sub-Adviser is willing to render such services, it shall notify the Manager in writing, whereupon such series shall become a Series hereunder, and be subject to this Agreement.

2.  Sub-Adviser Duties. Subject to the supervision of the Fund’s Board of Trustees and the Manager, the Sub-Adviser will provide a continuous investment program for each Series’ portfolio and determine in its discretion the composition of the assets of each Series’ portfolio, including determination of the purchase, retention, or sale of the securities, cash, and other investments contained in the portfolio as the Fund’s agent and attorney-in-fact with full power and authority in connection with such assets without prior consultation with any of the Manager, the Fund or the Fund’s Board of Trustees. The Sub-Adviser will provide investment research and conduct a continuous program of evaluation, investment, sales, and reinvestment of each Series’ assets by determining the securities and other investments that shall be purchased, entered into, sold, closed, or exchanged for the Series, when these transactions should be executed, and what portion of the assets of the Series should be held in the various securities, cash and other investments in which it may invest. To the extent permitted by the investment policies of each Series, the Sub-Adviser shall make decisions for the Series as to foreign currency matters and make determinations as to and execute and perform foreign currency exchange contracts on behalf of the Series. The Sub-Adviser will provide the services under this Agreement in accordance with each Series’ respective investment objective or objectives, policies, and restrictions as agreed upon by the Manager and the Sub-Adviser and as set forth in the Fund’s Registration Statement filed with the Securities and Exchange Commission (“SEC”), as amended to reflect such agreement by the parties hereto, copies of which shall be sent to the Sub-Adviser by the Manager prior to the commencement of this Agreement and promptly following any such amendment. The Sub-Adviser further agrees as follows:

(a)                                  The Sub-Adviser will conform with the 1940 Act and all rules and regulations thereunder, all other applicable federal and state laws and regulations, with any applicable procedures adopted by the Fund’s Board of Trustees of which the Sub-Adviser has been sent a copy, and the provisions of the Registration Statement of the Fund filed under the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, as supplemented or amended, of which the Sub-Adviser has received a copy, and with the Manager’s portfolio manager operating policies and procedures as in effect on the date hereof, as such policies and procedures may be revised or amended by the Manager and agreed to by the Sub-Adviser. If a procedure applicable to a Series is to be revised, the Manager will provide reasonable prior notice to the Sub-Adviser of the proposed revisions, including a copy of the procedure as proposed to be revised.

(b)                                 In carrying out its duties under the Sub-Advisory Agreement, the Sub-Adviser will comply with the following policies and procedures:

(i)                                     The Sub-Adviser will manage each Series so that it meets the income and asset diversification requirements of Section 851 of the Internal Revenue Code.

(ii)                                  The Sub-Adviser will have no duty to vote any proxy solicited by or with respect to the issuers of securities in which assets of the Series are invested unless the Manager gives the Sub-Adviser written instructions to the contrary. The Sub-Adviser will immediately forward any proxy solicited by or with respect to the issuers of securities in which assets of the Series are invested to the Manager or to any agent of the Manager designated by the Manager in writing. The Manager will be solely responsible for making all required filings of Form N-PX with the appropriate regulatory bodies.

The Sub-Adviser will make appropriate personnel reasonably available for consultation for the purpose of reviewing with representatives of the Manager and/or the Board any proxy solicited by or with respect to the issuers of securities in which assets of the Series are invested. Upon request, the Sub-Adviser will submit a written voting recommendation to the Manager for such proxies. In making such recommendations, the Sub-Adviser shall use its good faith judgment to act in the best interests of the Series. The Sub-Adviser shall not be liable to the Manager, the Fund or any of the Fund’s shareholders as a result of any act, conduct or omission of the Manager in connection with its voting of proxies associated with securities contained in any of the Series. The Sub-Adviser shall disclose to the best of its knowledge any conflict of interest with the issuers of securities that are the subject of such recommendation.

(iii)                               In connection with the purchase and sale of securities for each Series, the Sub-Adviser will arrange for the transmission to the custodian and portfolio accounting agent for the Series, as needed, such confirmation, trade tickets, and other documents and information, including, but not limited to, Cusip, Sedol, or other numbers that identify securities to be purchased or sold on behalf of the Series, as may be reasonably necessary to enable the custodian and portfolio accounting agent to perform its administrative and record keeping responsibilities with respect to the Series. With respect to portfolio securities to be settled through the Depository Trust Company, the Sub-Adviser will arrange for the prompt transmission of the confirmation of such trades to the Fund’s custodian and portfolio accounting agent.

(iv)                              The Sub-Adviser will assist the custodian and portfolio accounting agent for the Fund in determining or confirming, consistent with the procedures and policies stated in the Registration Statement for the Fund or adopted by the Board of Trustees, the value of any portfolio securities or other assets of the Series for which the custodian and portfolio accounting agent seeks assistance from or identifies for review by the Sub-Adviser. The parties acknowledge that the Sub-Adviser is not a custodian of the Series’ assets and will not take possession or custody of such assets nor a pricing agent or the pricing agent for the Fund. The Sub-Adviser shall not be liable for any valuation determined or adopted by the Fund, the Fund’s custodian and/or portfolio accounting agent, as contemplated in this Agreement, unless such determination is made based upon information provided by the Sub-Adviser that is materially incorrect or incomplete as a result of the Sub-Adviser’s gross negligence.

(v)                                 The Sub-Adviser will provide the Manager, no later than the 10th business day following the end of each Series’ semi-annual period and fiscal year, a letter to shareholders (to be subject to review and editing by the Manager) containing a discussion of those factors referred to in Item 5(a) of 1940 Act Form N-1A in respect of both the prior quarter and the fiscal year to date.

(vi)                              The Sub-Adviser will complete and deliver to the Manager a written compliance checklist in a form provided by the Manager for each month by the 10th business day of the following month.

(c)                                  The Sub-Adviser will complete and deliver to the Manager by the 10th business day of each month a written report on each Series of the Fund that contains the following information as of the immediately previous month’s end.

(i)                                     A performance comparison to the Series benchmark listed in the prospectus as well as a comparison to other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities;

(ii)                                  Composition of the assets of each Series’ portfolio and the impact of key portfolio holdings and sector concentrations on the Series; and

(iii)                               Confirmation of each Series’ current investment objective and Sub-Adviser’s projected plan to realize the Series’ investment objectives.

(d)                                 The Sub-Adviser will assist the Manager, as reasonably requested, in its discussions with Morningstar to clarify any style box conflicts with each Series’ style and the anticipated timeframe in which Morningstar will remedy such conflicts, if any.

(e)                                  The Sub-Adviser will make available to the Fund and the Manager, promptly upon request, any of the Series’ investment records and ledgers maintained by the Sub-Adviser (which shall not include the records and ledgers maintained by the custodian or portfolio accounting agent for the Fund) as are necessary to assist the Fund and the Manager to comply with requirements of the 1940 Act and the Investment Advisers Act of 1940 (the “Advisers Act”), as well as other applicable laws. The Sub-Adviser will furnish to regulatory authorities having the requisite authority any information or reports in connection with such services in respect to the Series which may be requested in order to ascertain whether the operations of the Fund are being conducted in a manner consistent with applicable laws and regulations.

(f)                                    The Sub-Adviser will provide reports to the Fund’s Board of Trustees for consideration at meetings of the Board of Trustees on the investment program for each Series and the issuers and securities represented in each Series’ portfolio, and will furnish the Fund’s Board of Trustees with respect to each Series such periodic and special reports as the Trustees and the Manager may reasonably request.

(g)                                 In rendering the services required under this Agreement, the Sub-Adviser may, from time to time, employ or associate with itself such person or persons as it believes necessary to assist it in carrying out its obligations under this Agreement. However, the Sub-Adviser may not retain as sub-adviser any company that would be an “investment adviser,” as that term is defined in the 1940 Act, to the Series unless the contract with such company is approved by a majority of the Trust’s Board of Trustees and a majority of Trustees who are not parties to any agreement or contract with such company and who are not “interested persons,” as defined in the 1940 Act, of the Trust, the Manager, or the Sub-Adviser, or any such company that is retained as sub-adviser. The Sub-Adviser shall be responsible for making reasonable inquiries and for reasonably ensuring that any employee of the Sub-Adviser, any sub-adviser that the Sub-Adviser has employed or with which it has associated with respect to the Series, or any employee thereof has not, to the best of the Sub-Adviser’s knowledge, in any material connection with the handling of Trust assets:

(i)                                     been convicted, in the last ten (10) years, of any felony or misdemeanor arising out of conduct involving embezzlement, fraudulent conversion, or misappropriation of funds or securities, involving violations of Sections 1341, 1342, or 1343 of Title 18, United States Code, or involving the purchase or sale of any security; or

(ii)                                  been found by any state regulatory authority, within the last ten (10) years, to have violated or to have acknowledged violation of any provision of any state insurance law involving fraud, deceit, or knowing misrepresentation; or

(iii)                               been found by any federal or state regulatory authorities, within the last ten (10) years, to have violated or to have acknowledged violation of any provision of federal or state securities laws involving fraud, deceit, or knowing misrepresentation.

3.  Broker-Dealer Selection. The Sub-Adviser is authorized to make decisions to buy and sell securities and other investments for each Series’ portfolio, broker-dealer selection, and negotiation of brokerage commission rates in effecting a security transaction. The Sub-Adviser’s primary consideration in effecting a security transaction will be to obtain the best execution for the Series, taking into account factors specified in the prospectus and/or statement of additional information for the Fund, the price of the security or other investment (including the applicable brokerage commission or dollar spread), the size of the order, the nature of the market for the security, the timing of the transaction, the reputation, the experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution, and the execution capabilities and operational facilities of the firm involved, and the firm’s risk in positioning a block of securities. Accordingly, the price to a Series in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified, in the judgment of the Sub-Adviser in the exercise of its fiduciary obligations to the Fund, by other aspects of the portfolio execution services offered. Subject to such policies as the Fund’s Board of Trustees or Manager may determine and consistent with Section 28(e) of the Securities Exchange Act of 1934, the Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused a Series to pay a broker-dealer for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Sub-Adviser’s overall responsibilities with respect to the Series and to its other clients as to which it exercises investment discretion. To the extent consistent with these standards, the Sub-Adviser is further authorized to allocate the orders placed by it on behalf of a Series managed by the Sub-Adviser to an affiliated broker-dealer of either the Sub-Adviser or the Manager or to such brokers and dealers who also provide research or statistical material, or other services to the Series, the Sub-Adviser, or an affiliate of the Sub-Adviser. Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine consistent with the above standards, and the Sub-Adviser will report on said allocation regularly to the Fund’s Board of Trustees indicating the broker-dealers to which such allocations have been made and the basis therefor.

4.  Representations.

(a)                                  The Sub-Adviser agrees and represents that:

(i)                                     the information it has provided for inclusion in the Post-Effective Amendment to the Registration Statement for the Fund filed with the SEC regarding the Series, including the prospectus and statement of additional information (collectively, “Registration Materials”) is true and does not omit any statement of a material fact which is required to be stated therein or necessary to make the statements contained therein, in light of the circumstances under which they were made, not misleading; and

(ii)                                  the Sub-Adviser has reviewed such information, as included in the Registration Materials, and, to the Sub-Adviser’s knowledge, with respect to the disclosure contained in the Registration Materials based upon information provided by the Sub-Adviser, such disclosure contains no untrue statement of a material fact and does not omit any statement of a material fact which is required to be stated therein or necessary to make the statements contained therein, in light of the circumstances under which they were made, not misleading.

(b)                                 The Sub-Adviser further represents and warrants that it is a duly registered investment adviser under the Advisers Act and will maintain such registration so long as this Agreement remains in effect. The Sub-Adviser will provide the Manager with a copy of the Sub-Adviser’s Form ADV, Part II, and will promptly provide to the Manager any updates or revisions to the Sub-Adviser’s Form ADV.

(c)                                  The Manager agrees and represents that:

(i)                                     the Manager and representatives of the Fund prepared the Registration Materials and the Registration Materials (including the prospectus for each Series) comply in all material respects with all applicable laws, rules and regulations in each relevant jurisdiction;

(ii)                                  the Registration Materials (including the prospectus for each Series) do not contain any untrue statement of a material fact or omit to state any material fact required by any applicable law to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading under applicable law; and

(iii)                               the Manager and the Fund and all of their respective officers, directors, partners, employees and agents will comply, in all material respects, with all applicable laws and rules related to the Manager, the Fund, the offering and sale of shares of the Series and the business of the Fund and the Sub-Adviser shall not be liable to the Manager, the Fund or any of the Fund’s shareholders as a result of any act, conduct or omission of the Manager or its officers, employees, affiliates or agents.

5.  Expenses. During the term of this Agreement, the Sub-Adviser will pay all expenses incurred by it and its staff and for their activities in connection with its portfolio management duties under this Agreement. The Manager or the Fund shall be responsible for all the expenses of the Fund’s operations. In addition, if the Fund is required, under applicable law, to supplement the Registration Materials because of a change requested by the Sub-Adviser, the Sub-Adviser will reimburse the Fund and/or the Manager for the cost of preparing and distributing such supplement, unless the Sub-Adviser is requesting the change in order to comply with an applicable law, rule or regulation.

6.  Compensation. For the services provided to each Series, the Manager will pay the Sub-Adviser an annual fee equal to the amount specified for such Series in Schedule A hereto, payable monthly in arrears. The fee will be appropriately prorated to reflect any portion of a calendar month that this Agreement is not in effect among the parties. In accordance with the provisions of the Management Agreement, the Manager is solely responsible for the payment of fees to the Sub-Adviser, and the Sub-Adviser agrees to seek payment of its fees solely from the Manager; provided, however, that if the Fund fails to pay the Manager all or a portion of the management fee under said Management Agreement when due, and the amount that was paid is insufficient to cover the Sub-Adviser’s fee under this Agreement for the period in question, then the Sub-Adviser may enforce against the Fund any rights it may have as a third-party beneficiary under the Management Agreement and the Manager will take all steps appropriate under the circumstances to collect the amount due from the Fund.

7.  Marketing Materials.

(a)                                  During the term of this Agreement, the Sub-Adviser agrees to furnish the Manager at its principal office for prior review and approval by the Manager all written and/or printed materials, including but not limited to, PowerPoint® or slide presentations, news releases, advertisements, brochures, fact sheets and other promotional, informational or marketing materials (the “Marketing Materials”) prepared for public dissemination, that are produced by the Sub-Adviser or its affiliates in connection with the Series, and Sub-Adviser shall not use any such materials if the Manager reasonably objects in writing within five business days (or such other period as may be mutually agreed) after receipt thereof. Marketing Materials may be furnished to the Manager by first class or overnight mail, facsimile transmission equipment, electronic delivery or hand delivery. The Manager agrees that the Sub-Adviser may identify the Fund and each Series on its client list for public distribution.

(b)                                 During the term of this Agreement, the Manager agrees to furnish the Sub-Adviser at its principal office all Registration Materials (and any constituent components of the Registration Materials) and any amendments thereto, proxy statements, reports to shareholders, Marketing Materials or other materials prepared for distribution to shareholders of each Series or the public that refer to the Sub-Adviser in any way, prior to the use thereof, and the Manager shall not use any such materials if the Sub-Adviser reasonably objects in writing within five business days (or such other period as may be mutually agreed) after receipt thereof. The Sub-Adviser’s right to object to such materials is limited to the portions of such materials that expressly relate to the Sub-Adviser, its services, performance and strategies. Marketing Materials may be furnished to the Sub-Adviser by first class or overnight mail, facsimile transmission equipment, electronic delivery or hand delivery.

(c)                                  Neither the Manager nor the Fund, nor any affiliate of either, will use the registered trademarks, service marks, logos, names or other proprietary designations of Tradewinds, its subsidiaries and/or affiliates without Tradewind’s prior written approval. The Manager and the Fund will submit to Tradewinds for its prior written approval any advertising or promotional material using Tradewinds name or any name associated with an affiliate of Tradewinds, or any trademarks, service marks, logos or proprietary designations related to any of the foregoing.

8.  Compliance.

(a)                                  The Sub-Adviser shall use reasonable compliance techniques as the Manager or the Board of Trustees may adopt, including any written compliance procedures.

(b)                                 The Sub-Adviser agrees that it shall promptly notify the Manager and the Fund (i) in the event that the SEC has censured the Sub-Adviser; placed limitations upon its activities, functions or operations; suspended or revoked its registration as an investment adviser; or has commenced proceedings or an investigation that may result in any of these actions, or (ii) upon having a reasonable basis for believing that the Series has ceased to qualify or might not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Sub-Adviser further agrees to notify the Manager and the Fund promptly of any material fact known to the Sub-Adviser respecting or relating to the Sub-Adviser that is not contained in the Registration Statement or prospectus for the Fund (which describes the Series), or any amendment or supplement thereto, or if any statement contained therein that becomes untrue in any material respect.

(c)                                  The Manager agrees that it shall promptly notify the Sub-Adviser (i) in the event that the SEC has censured the Manager or the Fund; placed limitations upon either of their activities, functions, or operations; suspended or revoked the Manager’s registration as an investment adviser or the Fund’s registration under the 1940 Act; or has commenced proceedings or an investigation against either the Manager or the Fund that may result in any of these actions, or (ii) upon having a reasonable basis for believing that the Series has ceased to qualify or might not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.

9.  Books and Records. The Sub-Adviser hereby agrees that all records which it maintains for the Series are the property of the Fund and further agrees to surrender promptly to the Fund any of such records upon the Fund’s or the Manager’s request in compliance with the requirements of Rule 31a-3 under the 1940 Act, although the Sub-Adviser may, at its own expense, make and retain a copy of such records. The Sub-Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-l under the 1940 Act.

10.  Cooperation; Confidentiality. Each party to this Agreement agrees to provide reasonable cooperation with the other party and with all appropriate governmental authorities having the requisite jurisdiction (including, but not limited to, the SEC) in connection with any investigation or inquiry relating to this Agreement or the Fund. Subject to the foregoing, the Sub-Adviser shall treat as confidential all information pertaining to the Fund and actions of the Fund, the Manager and the Sub-Adviser, and the Manager shall treat as confidential and use only in connection with the Series all information pertaining to or furnished by the Sub-Adviser to the Fund or the Manager, in connection with its duties under the Agreement except that the aforesaid information need not be treated as confidential if required to be disclosed under applicable law, if generally available to the public through means other than by disclosure by the Sub-Adviser, the Manager or the Fund, or if available from a source other than the Manager, Sub-Adviser or the Fund.

11.  Non-Exclusivity. The services of the Sub-Adviser to the Series and the Fund are not to be deemed to be exclusive, and the Sub-Adviser shall be free to render investment advisory or other services to others (including other investment companies) and to engage in other activities.

12.  Prohibited Conduct. The Sub-Adviser may not engage in prior consultation with any other sub-adviser of the Fund concerning transactions in securities or other assets for any investment portfolio of the Fund, including the Series, except that such consultations are permitted between the current and successor sub-advisers of the Series in order to effect an orderly transition of sub-advisory duties so long as such consultations are not concerning transactions prohibited by Section 17(a) of the 1940 Act. This Section 12 does not apply to Sub-Adviser’s disclosure of a Series’ portfolio holdings in accordance with the Fund’s policies and procedures governing portfolio holdings disclosure.

13.  Representations Respecting Sub-Adviser. The Manager agrees that neither the Manager, nor affiliated persons of the Manager, shall give any information or make any representations or statements in connection with the sale of shares of the Series concerning the Sub-Adviser or the Series other than the information or representations contained in the Registration Statement, prospectus, or statement of additional information for the Fund’s shares, as they may be amended or supplemented from time to time, or in reports or proxy statements for the Fund, or in sales literature or other promotional material approved in advance by the Sub-Adviser, except with the prior permission of the Sub-Adviser.

14.  Control. Notwithstanding any other provision of the Agreement, it is understood and agreed that day-to-day management of the Series will be delegated to the Sub-Adviser, subject to the oversight of the Manager and the Fund’s Board of Trustees, which shall at all times retain the ultimate responsibility for and control of all functions performed pursuant to this Agreement. The Fund has reserved the right to reasonably direct any action hereunder taken on its behalf by the Sub-Adviser.

15.  Liability. Except as may otherwise be required by the 1940 Act or the rules thereunder or other applicable law, the Manager agrees that the Sub-Adviser, any affiliated person of the Sub-Adviser, and each person, if any, who, within the meaning of Section 15 of the 1933 Act controls the Sub-Adviser (a) shall bear no responsibility and shall not be subject to any liability for any act or omission respecting any series of the Fund that is not a Series hereunder, and (b) shall not be liable for, or subject to any damages, expenses, or losses in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or gross negligence in the performance of the Sub-Adviser’s duties, or by reason of reckless disregard of the Sub-Adviser’s obligations and duties under this Agreement.

16.  Indemnification.

(a)                                  The Manager agrees to indemnify and hold harmless the Sub-Adviser, any affiliated person of the Sub-Adviser, and each person, if any, who, within the meaning of Section 15 of the 1933 Act controls (“controlling person”) the Sub-Adviser (all of such persons being referred to as “Sub-Adviser Indemnified Persons”) against any and all losses, claims, damages, liabilities, or litigation (including legal and other expenses) to which a Sub-Adviser Indemnified Person may become subject under the 1933 Act, the 1940 Act, the Advisers Act, under any other statute, at common law or otherwise, arising out of the Manager’s responsibilities to the Fund which (1) may be based upon the Manager’s negligence, willful misfeasance, bad faith or reckless disregard in the performance of its duties to the Fund (which could include a negligent action or a negligent omission to act), or by reason of the Manager’s breach of its obligations and duties under this Agreement, or (2) may be based upon any untrue statement of a material fact contained in the Registration Statement or prospectus covering shares of the Fund or any Series, or any amendment thereof or any supplement thereto, or the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Fund or to any affiliated person of the Manager by a Sub-Adviser Indemnified Person; provided however, that in no case shall the indemnity in favor of the Sub-Adviser Indemnified Person be deemed to protect such person against any liability to which any such person would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its duties, or by reason of its reckless disregard of obligations and duties under this Agreement.

(b)                                 Notwithstanding Section 15 of this Agreement, the Sub-Adviser agrees to indemnify and hold harmless the Manager, any affiliated person of the Manager, and any controlling person of the Manager (all of such persons being referred to as “Manager Indemnified Persons”) against any and all losses, claims, damages, liabilities, or litigation (including legal and other expenses) to which a Manager Indemnified Person may become subject under the 1933 Act, 1940 Act, the Advisers Act, under any other statute, at common law or otherwise, arising as a result of the Sub-Adviser’s negligence, willful misfeasance, bad faith or reckless disregard in the performance of its duties to the Fund (which could include a negligent action or a negligent omission to act), or by reason of the Sub-Adviser’s breach of its obligations and duties under this Agreement, or (2) may be based upon any untrue statement of a material fact contained in the Registration Statement or prospectus covering the shares of the Fund or any Series, or any amendment or supplement thereto, or the omission to state therein a material fact known or which should have been known to the Sub-Adviser and was required to be stated therein or necessary to make the statements therein not misleading, if such a statement or omission was made in reliance upon information furnished to the Manager, the Fund, or any affiliated person of the Manager or Fund by the Sub-Adviser or any affiliated person of the Sub-Adviser; provided, however, that in no case shall the indemnity in favor of a Manager Indemnified Person be deemed to protect such person against any liability to which any such person would otherwise be subject by reason of willful misfeasance, bad faith, negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

(c)                                  The Manager shall not be liable under Paragraph (a) of this Section 16 with respect to any claim made against a Sub-Adviser Indemnified Person unless such Sub-Adviser Indemnified Person shall have notified the Manager in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Sub-Adviser Indemnified Person (or after such Sub-Adviser Indemnified Person shall have received notice of such service on any designated agent), but failure to notify the Manager of any such claim shall not relieve the Manager from any liability which it may have to the Sub-Adviser Indemnified Person against whom such action is brought except to the extent the Manager is prejudiced by the failure or delay in giving such notice. In case any such action is brought against the Sub-Adviser Indemnified Person, the Manager will be entitled to participate, at its own expense, in the defense thereof or, after notice to the Sub-Adviser Indemnified Person, to assume the defense thereof, with counsel satisfactory to the Sub-Adviser Indemnified Person. If the Manager assumes the defense of any such action and the selection of counsel by the Manager to represent the Manager and the Sub-Adviser Indemnified Person would result in a conflict of interests and therefore, would not, in the reasonable judgment of the Sub-Adviser Indemnified Person, adequately represent the interests of the Sub-Adviser Indemnified Person, the Manager will, at its own expense, assume the defense with counsel to the Manager and, also at its own expense, with separate counsel to the Sub-Adviser Indemnified Person, which counsel shall be satisfactory to the Manager and to the Sub-Adviser Indemnified Person. The Sub-Adviser Indemnified Person shall bear the fees and expenses of any additional counsel retained by it, and the Manager shall not be liable to the Sub-Adviser Indemnified Person under this Agreement for any legal or other expenses subsequently incurred by the Sub-Adviser Indemnified Person independently in connection with the defense thereof other than reasonable costs of investigation. The Manager shall not have the right to compromise on or settle the litigation without the prior written consent of the Sub-Adviser Indemnified Person if the compromise or settlement results, or may result, in a finding of wrongdoing on the part of the Sub-Adviser Indemnified Person.

(d)                                 The Sub-Adviser shall not be liable under Paragraph (b) of this Section 16 with respect to any claim made against a Manager Indemnified Person unless such Manager Indemnified Person shall have notified the Sub-Adviser in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Manager Indemnified Person (or after such Manager Indemnified Person shall have received notice of such service on any designated agent), but failure to notify the Sub-Adviser of any such claim shall not relieve the Sub-Adviser from any liability which it may have to the Manager Indemnified Person against whom such action is brought except to the extent the Sub-Adviser is prejudiced by the failure or delay in giving such notice. In case any such action is brought against the Manager Indemnified Person, the Sub-Adviser will be entitled to participate, at its own expense, in the defense thereof or, after notice to the Manager Indemnified Person, to assume the defense thereof, with counsel satisfactory to the Manager Indemnified Person. If the Sub-Adviser assumes the defense of any such action and the selection of counsel by the Sub-Adviser to represent both the Sub-Adviser and the Manager Indemnified Person would result in a conflict of interests and therefore, would not, in the reasonable judgment of the Manager Indemnified Person, adequately represent the interests of the Manager Indemnified Person, the Sub-Adviser will, at its own expense, assume the defense with counsel to the Sub-Adviser and, also at its own expense, with separate counsel to the Manager Indemnified Person, which counsel shall be satisfactory to the Sub-Adviser and to the Manager Indemnified Person. The Manager Indemnified Person shall bear the fees and expenses of any additional counsel retained by it, and the Sub-Adviser shall not be liable to the Manager Indemnified Person under this Agreement for any legal or other expenses subsequently incurred by the Manager Indemnified Person independently in connection with the defense thereof other than reasonable costs of investigation. The Sub-Adviser shall not have the right to compromise on or settle the litigation without the prior written consent of the Manager Indemnified Person if the compromise or settlement results, or may result in a finding of wrongdoing on the part of the Manager Indemnified Person.

17.  Duration and Termination.

(a)                                  With respect to each Series identified as a Series on Schedule A hereto as in effect on the date of this Agreement, unless earlier terminated with respect to any Series this Agreement shall continue in full force and effect through November 30, 2009. Thereafter, unless earlier terminated with respect to a Series, the Agreement shall continue in full force and effect with respect to each such Series for periods of one year, provided that such continuance is specifically approved at least annually by (i) the vote of a majority of the Board of Trustees of the Fund, or (ii) the vote of a majority of the outstanding voting shares of the Series (as defined in the 1940 Act), and provided that such continuance is also approved by the vote of a majority of the Board of Trustees of the Fund who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of the Fund or the Manager, cast in person at a meeting called for the purpose of voting on such approval.

With respect to any Series that was added to Schedule A hereto as a Series after the date of this Agreement, the Agreement shall become effective on the later of (i) the date Schedule A is amended to reflect the addition of such Series as a Series under the Agreement or (ii) the date upon which the shares of the Series are first sold to the public, subject to the condition that the Fund’s Board of Trustees, including a majority of those Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Manager, and the shareholders of such Series, shall have approved this Agreement. Unless terminated earlier as provided herein with respect to any such Series, the Agreement shall continue in full force and effect for a period of two years from the date of its effectiveness (as identified above) with respect to that Series. Thereafter, unless earlier terminated with respect to a Series, the Agreement shall continue in full force and effect with respect to each such Series for periods of one year, provided that such continuance is specifically approved at least annually by (i) the vote of a majority of the Board of Trustees of the Fund, or (ii) vote of a majority of the outstanding voting shares of such Series (as defined in the 1940 Act), and provided that such continuance is also approved by the vote of a majority of the Board of Trustees of the Fund who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of the Fund or the Manager, cast in person at a meeting called for the purpose of voting on such approval. However, any approval of this Agreement by the holders of a majority of the outstanding shares (as defined in the 1940 Act) of a Series shall be effective to continue this Agreement with respect to such Series notwithstanding (i) that this Agreement has not been approved by the holders of a majority of the outstanding shares of any other Series or (ii) that this agreement has not been approved by the vote of a majority of the outstanding shares of the Fund, unless such approval shall be required by any other applicable law or otherwise. Notwithstanding the foregoing, this Agreement may be terminated with respect to any Series covered by this Agreement: (i) by the Manager at any time, upon sixty (60) days’ written notice to the Sub-Adviser and the Fund, (ii) at any time without payment of any penalty by the Fund, by the Fund’s Board of Trustees or a majority of the outstanding voting securities of each Series, upon sixty (60) days’ written notice to the Manager and the Sub-Adviser, or (iii) by the Sub-Adviser upon ninety (90) days’ written notice unless the Fund or the Manager requests additional time to find a replacement for the Sub-Adviser, in which case the Sub-Adviser shall allow the additional time requested by the Fund or Manager not to exceed thirty (30) additional days beyond the initial ninety-day notice period; provided, however, that the Sub-Adviser may terminate this Agreement at any time without penalty, with respect to any Series immediately, effective upon written notice to the Manager and the Fund, in the event (i) either the Sub-Adviser (acting in good faith) or the Manager ceases to be registered as an investment adviser under the Advisers Act or otherwise becomes legally incapable of providing investment management services under applicable law or pursuant to its respective contract with the Fund; (ii) the Manager becomes bankrupt or otherwise incapable of carrying out its obligations under this Agreement or the Management Agreement; and/or (iii) the Sub-Adviser does not receive compensation for its services from the Manager or the Fund as required by the terms of this agreement.

In the event of termination for any reason, all records of each Series for which the Agreement is terminated shall promptly be returned to the Manager or the Fund, free from any claim or retention of rights in such record by the Sub-Adviser, although the Sub-Adviser may, at its own expense, make and retain a copy of such records. This Agreement shall automatically terminate in the event of its assignment (as such term is described in the 1940 Act). In the event this Agreement is terminated or is not approved in the manner described above, the Sections or Paragraphs numbered 9, 10, 13, 14, 15 and 16 of this Agreement shall remain in effect, as well as any applicable provision of this Section numbered 17 and, to the extent that only amounts are owed to the Sub-Adviser as compensation for services rendered while the agreement was in effect, Section 6.

(b)                                 Notices. Any notice must be in writing and shall be sufficiently given (1) when delivered in person, (2) when dispatched by telegram or electronic facsimile transfer (confirmed in writing by postage prepaid first class air mail simultaneously dispatched), (3) when sent by internationally recognized overnight courier service (with receipt confirmed by such overnight courier service), or (4) when sent by registered or certified mail, to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to the Fund:

ING Equity Trust

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

Attention:  Huey P. Falgout, Jr.

If to the Manager:

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, AZ  85258

Attention:  Huey P. Falgout, Jr.

If to the Sub-Adviser:

Tradewinds Global Investors, LLC

2049 Century Park East 20th Floor

Los Angeles, CA  90067

Attention:  General Counsel

18.  Amendments. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved as required by applicable law.

19.  Miscellaneous.

(a)                                  This Agreement shall be governed by the laws of the State of Arizona, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act, the Advisers Act or rules or orders of the SEC thereunder, and without regard for the conflicts of laws principle thereof. The term “affiliate” or “affiliated person” as used in this Agreement shall mean “affiliated person” as defined in Section 2(a)(3) of the 1940 Act.

(b)                                 The Manager and the Sub-Adviser acknowledge that the Fund enjoys the rights of a third-party beneficiary under this Agreement, and the Manager acknowledges that the Sub-Adviser enjoys the rights of a third party beneficiary under the Management Agreement.

(c)                                  The captions of this Agreement are included for convenience only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

(d)                                 To the extent permitted under Section 17 of this Agreement, this Agreement may only be assigned by any party with the prior written consent of the other parties.

(e)                                  If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby, and to this extent, the provisions of this Agreement shall be deemed to be severable.

(f)                                    Except as otherwise contemplated in this Agreement, nothing herein shall be construed as constituting the Sub-Adviser as an agent or co-partner of the Manager, or constituting the Manager as an agent or co-partner of the Sub-Adviser.

(g)                                 This Agreement may be executed in counterparts.

IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed as of the day and year first above written.

ING INVESTMENTS, LLC

By:
Todd Modic
Senior Vice President

TRADEWINDS GLOBAL INVESTORS, LLC

By:

Name:

Title:

FORM OF

SCHEDULE A

with respect to the

SUB-ADVISORY AGREEMENT

between

ING INVESTMENTS, LLC

and

TRADEWINDS GLOBAL INVESTORS, LLC

Series	Annual Sub-Adviser Fee
(as a percentage of average daily net assets)

ING LargeCap Value Fund	0.50% on all assets

APPENDIX C

ADDITIONAL INFORMATION REGARDING ING VALUE CHOICE FUND

SHAREHOLDER GUIDE

ING Purchase Options™

This Proxy Statement/Prospectus relates to four separate Classes of shares of ING Value Choice Fund (“Value Choice Fund” or the “Fund”):  Class A, Class B, Class C and Class I, each of which represents an identical interest in Value Choice Fund’s investment portfolio, but are offered with different sales charges and distribution (Rule 12b-1) and service fee arrangements.

As described below and elsewhere in this Proxy Statement/Prospectus, the contingent deferred sales load structure and conversion characteristics of Value Choice Fund shares that will be issued to you in the Reorganization will be the same as those that apply to ING LargeCap Value Fund (“LargeCap Value Fund”) shares held by you immediately prior to the Reorganization, and the period that you held shares of LargeCap Value Fund will be included in the holding period of Value Choice Fund shares for purposes of calculating any contingent deferred sales charges and determining any conversion rights. Purchases of the shares of Value Choice Fund after the Reorganization will be subject to the sales load structure and conversion rights discussed below.

The sales charges and fees for Class A, Class B, Class C and Class I shares of Value Choice Fund are shown and contrasted in the chart below. The Fund does not impose any front-end sales charge (load) on reinvested dividends or distributions.

	Class A		Class B		Class C		Class I
Maximum Initial Sales Charge on Purchases	5.75	%(1)	None		None		None
Contingent Deferred Sales Charge (“CDSC”)	None	(2)	5.00	%(3)	1.00	%(4)	None
Annual Distribution (12b-1) and Service Fees (5)	0.25%		1.00%		1.00%		None
Maximum Purchase	Unlimited		$100,000		$100,000		Unlimited
Automatic Conversion to Class A	N/A		8 Years	(6)	N/A		N/A

(1)   Reduced for purchases of $50,000 and over.

(2)   For investments of $1 million or more, a CDSC of no more than 1% may be assessed on redemptions of shares that were purchased without an initial sales charge. See “Class A Shares: Initial Sales Charge Alternative” in this Appendix C.

(3)   Imposed upon redemption within 6 years from purchase. Fee has scheduled reductions after the first year. See “Class B Shares: Deferred Sales Charge Alternative” in this Appendix B.

(4)   Imposed upon redemption within 1 year from purchase. See “Class C Shares: Deferred Sales Charge” in this Appendix C.

(5)   Annual asset-based distribution charge.

(6)   Class B shares of Value Choice Fund issued to shareholders of LargeCap Value Fund in the Reorganization will convert to Class A shares in the eighth year from the original date of purchase of the Class B shares of LargeCap Value Fund.

When choosing between classes, you should carefully consider:

•                  How long you plan to hold the Fund;

•                  The amount of your investment;

•                  The expenses you’ll pay for each class, including ongoing annual expenses along with the initial sales charge or the CDSC; and

•                  Whether you qualify for any sales charge discounts.

The relative impact of the initial sales charge and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B shares and Class C shares pay correspondingly lower dividends and may have a lower net asset value (“NAV”) than Class A shares.

Class B shares are not intended for purchase in excess of $100,000 or $1,000,000 in the case of Class C shares. Purchase orders from an individual investor for Class B shares in excess of $100,000 and for Class C shares in excess of $1,000,000 will be declined.

Because the Fund may not be able to identify an individual investor’s trading activities when investing through omnibus account arrangements, you and/or your investment professional are responsible for ensuring that your investment in Class B shares do not exceed the maximum of $100,000 or $1,000,000 in the case of Class C shares. The Fund cannot ensure that it will identify purchase orders that would cause your investment in Class B shares or Class C shares to exceed the maximum allowed amount. When investing through such arrangements, you and/or your investment professional should be diligent in determining that you have selected the appropriate share class for you.

Class I shares are available only to: (i) qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) insurance companies and foundations investing for their own account; (iii) wrap programs offered by broker-dealers and financial institutions; (iv) accounts of or managed by trust departments; (v) retirement plans affiliated with ING Groep N.V.; (vi) ING Groep N.V. affiliates for purposes of corporate cash management; and (vii) by other ING Funds in the ING Family of Funds.

You and/or your investment professional also should take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts. The Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform the Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. The Fund’s Statement of Additional Information (“SAI”) discusses specific classes of investors who may be eligible for a reduced sales charge. In addition, more information regarding sales charges and applicable breakpoints may be found on ING Funds’ website by going to www.ingfunds.com, clicking on the “Fund Information” link, and then using the “Shareholder Guides” link found under the “Related Topics” section and selecting the appropriate link for the Fund. Please review the disclosure about all of the available classes carefully. Before investing, you should discuss which share class may be right for you with your investment professional and review the prospectus for that share class.

Distribution and Shareholder Service Fees

To pay for the cost of promoting Value Choice Fund and servicing shareholder accounts, Class A, Class B and Class C shares have adopted a Rule 12b-1 plan, which requires distribution and shareholder service fees to be paid out of the assets of each class. Because these fees are paid on an on-going basis, over time these fees will increase the cost of your investment and cost you more than paying other types of sales charges.

How ING Compensates Intermediaries for Selling Mutual Funds

ING mutual funds are distributed by ING Funds Distributor, LLC (“Distributor”). The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each ING mutual fund also has an investment adviser (“Adviser”) which is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively, “ING”) may compensate an intermediary for selling ING mutual funds.

Only persons licensed with the Financial Industry Regulatory Authority (“FINRA”) as a registered representative (often referred to as a broker or financial advisor) and associated with a specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

The Fund’s Adviser or the Distributor, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of a Fund including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by a Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity’s customer assets invested in ING mutual funds; (2) a percentage of that entity’s gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer’s satisfaction of the required conditions, be periodic and may be up to: (1) 0.30% per annum of the value of a Fund’s shares held by the broker-dealer’s customers; or (2) 0.20% of the value of a Fund’s shares sold by the broker-dealer during a particular period. In accordance with these practices, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $20 for that sale.

The Fund’s Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by that broker-dealer for their customers. The Sub-Adviser of a Fund may contribute to non-cash compensation arrangements.

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business, and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.

The top 25 firms we paid to sell our mutual funds as of the end of the last calendar year are: AG Edwards & Sons; Bear Stearns Securities Corp.; Charles Schwab & Co.; Citigroup Global Markets; Directed Services LLC.; Financial Network Investment; First Clearing, LLC; H&R Block Financial Advisors; ING DIRECT Securities, Inc.; ING Financial Advisors; ING Life Insurance and Annuity Company; Linsco Private Ledger Financial; Merrill Lynch; MS & Co. (Morgan Stanley); Multi Financial Securities; National Financial Services Corp.; Oppenheimer & Co; Pershing, LLC; Primevest Financial Services Inc.; Prudential Investment Management Services; Raymond James Financial Services; RBC Dain Rauscher Inc.; UBS Financial Services, Inc.; Wachovia Securities; and Wells Fargo Investments.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

Sales Charge Calculation

Class A(1)(2)

Class A shares of the Fund are sold subject to the following sales charge:

Your Investment	As a % of the Offering Price(3)	As a % of net amount invested
Less than $50,000	5.75%	6.10%
$ 50,000 – $99,999	4.50%	4.71%
$ 100,000 – $249,999	3.50%	3.63%
$ 250,000 – $499,999	2.50%	2.56%
$ 500,000 – $999,999	2.00%	2.04%
$ 1,000,000 and over	See below

(1)       Shareholders that purchased funds prior to February 2, 1998 that were a part of the Aetna family of funds at the time of purchase, are not subject to sales charges for the life of their account.

(2)       Shareholders that purchased funds that were a part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.

(3)       The term “offering price” includes the front-end sales charge.

Investment of $1 Million of More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, except as described below, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

Your Investment	CDSC	Period During Which CDSC Applies
$ 1,000,000 - $2,499,999	1.00%	2 years
$ 2,500,000 - $4,999,999	0.50%	1 year
$ 5,000,000 and over	0.25%	1 year

Class B Shares: Deferred Sales Charge

Class B shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:

Year of Redemption After Purchase	CDSC
First	5.00%
Second	4.00%
Third	3.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
After Sixth Year	None

Class B shares will automatically convert into Class A shares eight years after purchase. Class B shares of the Fund issued in connection with the Reorganization will convert to Class A shares eight years after the purchase of the original shares of LargeCap Value Fund. Class B shares acquired initially through funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase. For additional information on the CDSC and the conversion of Class B, see the Fund’s SAI.

Class C Shares: Deferred Sales Charge

Class C shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:

Years After Purchase	CDSC on Shares Being Sold
1st Year	1.00%
After 1st Year	None

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.

Class I Shares

Class I shares are offered at NAV without a sales charge to qualified retirement plans, financial and other institutions and “wrap accounts.”  The minimum initial investment is $250,000. The Distributor may waive these minimums from time to time.

Sales Charge Reductions and Waivers – Class A, Class B and Class C shares

Reduced or Waived Front-End Sales Charges. You may reduce the initial sales charge on a purchase of Class A shares of the Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

•  Letter of Intent — lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once.

•  Rights of Accumulation — lets you add the value of shares of any open-end ING Fund (excluding ING Money Market Fund and ING Classic Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

•  Combination Privilege — shares held by investors in the ING Funds that impose a CDSC may be combined with Class A shares for a reduced sales charge.

In addition, certain investors may be eligible for special purchases of Class A shares at NAV. This may be done by:

•  Reinstatement Privilege – if you sell Class A shares of the Fund (or shares of other ING Funds managed by ING Investments, LLC) and reinvest any of the proceeds in Class A shares of another ING Fund within 90 days; or

•  Purchases by Certain Accounts – Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker dealers and other financial intermediaries.

See the Account Application or the Fund’s SAI for details, or contact your investment professional or a Shareholder Services Representative for more information.

CDSC Waivers. If you notify DST Systems, the Fund’s transfer agent (“Transfer Agent”) at the time of redemption, the CDSC for each class will be waived in the following cases:

•  Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•  For Class B and Class C shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder’s account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

•  Reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your investment professional or a Shareholder Services Representative.

Reinstatement Privilege.  If you sell Class A, Class B or Class C shares of the Fund, you may be eligible for a full or prorated credit of the CDSC paid on the sale when you make an investment up to the amount redeemed in the same share class within 90 days of the eligible sale. Reinstated Class B and Class C shares will retain their original cost and purchase dates for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your investment professional or a Shareholder Services Representative, or see the Fund’s SAI for more information.

Purchase of Shares

With respect to Class A, Class B and Class C shares, the minimum initial investment is $1,000 ($250 for retirement accounts), the minimum initial investment for a pre-authorized retirement plan is $1,000 to open, plus monthly installments of at least $100; and the minimum initial investment for certain omnibus accounts (accounts of investors who purchase fund shares through certain financial intermediaries where the share holdings are held in the name of the financial intermediary) is $250. The minimum initial investment for Class I shares is $250,000. There are no investment minimums for any subsequent purchases.

The Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted. the Fund and the Distributor reserve the right to waive minimum investment amounts and to liquidate sufficient shares to recover annual Transfer Agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs) for Class A, Class B and Class C or $250,000 for Class I.

Customer Identification

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: the Fund, the Distributor, or a third-party selling you the Fund must obtain the following information for each person that opens an account:

•  Name;

•  Date of birth (for individuals);

•  Physical residential address (although post office boxes are still permitted for mailing); and

•  Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

FEDERAL LAW PROHIBITS THE FUNDS, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION

LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

Frequent Trading – Market Timing

The Fund is intended for long-term investment and not as short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder’s or retirement plan participant’s intermediary, that the Fund determines not to be in its best interest.

The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.

ING Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Funds that do not invest in foreign securities. For example, if trading in a security held by a Fund is halted and does not resume prior to the time the Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The ING Funds, including the Fund, have adopted fair valuation policies and procedures intended to reduce exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a fund’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of fund shares, which negatively affects long-term shareholders.

The Fund’s Board of Trustees (“Board”) has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund. Consistent with this policy, the Fund monitors trading activity. Shareholders of the Fund may make exchanges among their accounts with ING Funds four times each year. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for these purposes. Subsequent transactions may not be effected within thirty days of the last transaction. In addition, purchase and sale transactions that are the functional equivalent of exchanges will be included in these limits. On January 1 of each year, the limit restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed. The Fund reserves the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if, after consultation with appropriate compliance personnel, it concludes that such trading is nevertheless abusive or adverse to the interest of long-term shareholders. The Fund also reserves the right to modify the frequent trading – market timing policy at any time without prior notice, depending on the needs of the Fund and/or state or federal regulatory requirements.

If an activity is identified as problematic after further investigation, the Fund reserves the right to take any necessary action to deter such activity. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a transaction up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund’s frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Fund will occur. Moreover, in enforcing such restrictions, the Fund is often required to make decisions that are inherently subjective. The Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.

Shareholders may invest in the Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate transactions. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Fund’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund.

In some cases, the Fund will rely on the intermediaries’ excessive trading policies and such policies shall define the trading activity in which the shareholder may engage. This shall be the case where the Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of agreements, the Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.

Retirement Plans

The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company (“SSB”) acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

How To Redeem Shares

Shares of the Fund will be redeemed at the NAV (less any applicable CDSC and/or federal income tax withholding) next determined after receipt of a redemption request in good form on any day the New York Stock Exchange (“NYSE”) is open for business.

Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.

•  Your account must have a current value of at least $10,000, or $250,000 in the case of Class I shares.

•  Minimum withdrawal amount is $100, or $1,000 in the case of Class I shares.

•  You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative, or refer to the Account Application or the SAI.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. the Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the Securities and Exchange Commission (“SEC”). When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1.00% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

Net Asset Value

The NAV per share of each class of the Fund is determined each business day as of the close of regular trading (“Market Close”) on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. The Fund’s shares will not be priced on those days. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Fund will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund’s NAV is not calculated. As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

When market quotations are not available or are deemed unreliable, the Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Fund’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•                  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•                  Securities of an issuer that has entered into a restructuring;

•                  Securities whose trading has been halted or suspended;

•                  Fixed-income securities that have gone into default and for which there is no current market value quotation; and

•                  Securities that are restricted as to transfer or resale.

The Fund or the Adviser may rely on the recommendations of a fair value pricing service approved by the Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Price of Shares

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable CDSC. Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth in the Fund’s Prospectus under the section “How to Purchase Shares” have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.

Telephone Orders

The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Exchanges

You may exchange shares of the Fund for shares of the same class of any other ING Fund, except for ING Corporate Leaders Trust Fund, without paying any additional sales charge, except that Class A shares of the ING Money Market Fund and ING Classic Money Market Fund, for which no sales charge was paid, you must pay the applicable sales load on an exchange into Class A shares of another Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of an ING Fund that at the time you acquired the shares was a Nicholas-Applegate Mutual Fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired.

The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for ING Senior Income Fund’s shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, ING Senior Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of ING Senior Income Fund’s common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into ING Senior Income Fund should carefully review the prospectus of that Fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.

In addition to the Fund available in this Proxy Statement/Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund before exchanging their shares. For a list of the other funds offered by the Distributor, please see the inside back cover of this Proxy Statement/Prospectus. Investors may obtain a copy of a prospectus of any ING Fund by calling (800) 992-0180 or by going to www.ingfunds.com.

You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days’ prior written notice to shareholders.

CDSC on Exchange into ING Senior Income Fund

You are not required to pay an applicable CDSC upon an exchange from the Fund into ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that fund, Value Choice Fund’s CDSC will apply. After an exchange into ING Senior Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares in Value Choice Fund.

Systematic Exchange Privilege – Class A, Class B and Class C

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days’ prior written notice to shareholders.

Small Accounts

Due to the relatively high cost of handling small investments, Value Choice Fund reserves the right upon 30 days’ prior written notice to redeem, at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund minimum. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

Account Access

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch-tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

Privacy Policy

The Fund has adopted a policy concerning investor privacy.  To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, or obtain a policy over the internet at www.ingfunds.com.

Householding

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 992-0180 or speak to your investment professional. We will begin sending you individual copies 30 days after receiving your request.

Portfolio Holdings Disclosure Policy

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in its SAI.  The Fund posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter.  The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Fund will post the quarter ending June 30 holdings on August 1).  The Fund’s portfolio holdings schedule will, at a minimum, remain available on the Fund’s website until it files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.  The Fund’s website is located at www.ingfunds.com.

Management of The Fund

Investment Adviser.  ING Investments, an Arizona limited liability company, serves as the investment adviser to the Fund. ING Investments has overall responsibility for the management of the Fund. ING Investments provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of December 31, 2007, ING Investments managed approximately $54 billion in assets. The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of the Fund.  The aggregate annual management fees paid by the Fund for the most recent fiscal year was [  %] of the Fund’s average daily net assets. For more information regarding the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Fund’s semi-annual shareholder report dated November 30, 2007.

Sub-Adviser.  ING Investments has engaged a sub-adviser to provide the day-to-day management of the Fund. The sub-adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by ING Investments, the Board or the sub-adviser. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

Tradewinds Global Investors, LLC (‘‘Tradewinds’’ or ‘‘Sub-Adviser’’), a Delaware Limited Liability Corporation, serves as Sub-Adviser to the Fund. Tradewinds is responsible for managing the assets of the Fund in accordance with the Fund’s investment objective and policies, subject to oversight by ING Investments and the Fund’s Board.

Tradewinds was launched in March 2006, the result of an internal reorganization of NWQ Investment Management Company, LLC. Both companies remain closely affiliated and continue to provide access to each other’s research analysts. Tradewinds serves institutions and private clients worldwide. Tradewinds is registered with the SEC as an investment adviser and is a subsidiary of Nuveen Investments, Inc. (“Nuveen”). On November 13, 2007, Nuveen was acquired by Windy City Investments Holdings, L.L.C. (“Holdings”), a newly created holding company formed by equity investors led by Madison Dearborn Partners, LLC (“MDP”), a private equity firm (the “Transaction”). All management authority of Holdings resides with its board of managers. As a result of the Transaction, MDP is considered a “control person” of Tradewinds under the Investment Advisers Act of 1940, as amended (“Advisers Act”); an “affiliate” of Tradewinds under the Employee Retirement Income Security Act of 1974 (“ERISA”); and an “affiliate” of Tradewinds under the 1940 Act.

As of September 30, 2007, Tradewinds managed approximately $35.1 billion in assets. The principal address of Tradewinds is 2049 Century Park East, 20th Floor, Los Angeles, CA 90067.

The following individual is responsible for the day-to-day management of the Fund:

David B. Iben, CFA, Chief Investment Officer and Managing Director, joined Tradewinds in March 2006. Mr. Iben serves on the Tradewinds Executive Committee. Mr. Iben has managed the Fund since its inception in February 2005. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the Los Angeles Society of Financial Analysts. Prior to Tradewinds, Mr. Iben was lead Managing Director/Portfolio Manager at NWQ Investment Management Company, LLC from 2000-2006.

Additional Information Regarding Portfolio Managers.  The Fund’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Dividends, Distributions and Taxes

The Fund generally distributes most or all of its net earnings in the form of dividends and capital gain distributions. Distributions are normally expected to consist primarily of capital gains.  The Fund pays dividends and capital gains, if any, annually.

Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, Class B, Class C or Class I shares of the Fund invested in another ING Fund that offers the same class of shares.

The following information is meant as a general summary for U.S. shareholders. Please see the Fund’s SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gain. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Dividends attributable to interest are not eligible for the reductions in rates described below.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. Although these rate reductions do not apply to corporate taxpayers, such taxpayers may be entitled to a corporate dividends received deduction with respect to their share of eligible domestic corporate dividends received by the Fund. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

•                  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

•                  Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

•                  A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

•                  Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

•                  Distributions of certain long-term gains from depreciable real estate are taxed at a maximum rate of 25%.

Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you have held those shares. If you exchange shares, you may be treated as if you sold them. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

Please see the Fund’s SAI for further information regarding tax matters.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from Value Choice Fund’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, with the exception of the six month period ended November 30, 2007, which is unaudited.

	Class A
	Six Months Ended November 30, 2007 (unaudited)	Year Ended May 31, 2007		Year Ended May 31, 2006		February 1, 2005(1) to May 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$16.01	13.43		9.97		10.00
Income (loss) from investment operations:
Net investment income	$0.04	0.13	**	0.10	**	0.00 *
Net realized and unrealized gain (loss) on investments	$0.19	3.13		3.51		(0.03)
Total from investment operations	$0.23	3.26		3.61		(0.03)
Less distributions from:
Net investment income	$—	0.09		0.04		—
Net realized gains from investments	$—	0.59		0.11		—
Total distributions	$—	0.68		0.15		—
Net asset value, end of period	$16.24	16.01		13.43		9.97
Total Return(2)%	1.44	24.60		36.48		(0.30)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$212,988	216,598		39,931		3,598
Ratios to average net assets:
Gross expenses prior to expense reimbursement and brokerage commission recapture(3)%	1.59	1.59		1.86		4.95
Net expenses after expense reimbursement and prior to brokerage commission recapture (3)(4)%	1.47	1.50		1.51		1.50
Net expenses after expense reimbursement and brokerage commission recapture (3)(4)%	1.46	1.49		1.50		1.50
Net investment income after expense reimbursement and brokerage commission recapture (3)(4)%	0.46	0.90		0.84		0.23
Portfolio turnover rate %	37	35		27		10

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, excluding interest, taxes and brokerage and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Amount is less than $0.005.
**	Calculated using the average number of shares outstanding throughout the period.

	Class B
	Six Months Ended November 30, 2007 (unaudited)	Year Ended May 31, 2007		Year Ended May 31, 2006		February 1, 2005(1) to May 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$15.89	13.35		9.95		10.00
Income (loss) from investment operations:
Net investment income	$(0.02)	0.03	**	0.00	***	(0.01)
Net realized and unrealized gain (loss) on investments	$0.20	3.10		3.52		(0.04)
Total from investment operations	$0.18	3.13		3.52		(0.05)
Less distributions from:
Net investment income	$—	—		0.01		—
Net realized gains from investments	$—	0.59		0.11		—
Total distributions	$—	0.59		0.12		—
Net asset value, end of period	$16.07	15.89		13.35		9.95
Total Return(2)%	1.13	23.69		35.54		(0.50)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$39,740	45,163		6,538		1,107
Ratios to average net assets:
Gross expenses prior to expense reimbursement and brokerage commission recapture %	2.34	2.34		2.61		5.70
Net expenses after expense reimbursement and prior to brokerage commission recapture (3)(4)%	2.22	2.25		2.26		2.25
Net expenses after expense reimbursement and brokerage commission recapture (3)(4)%	2.21	2.24		2.25		2.25
Net investment income after expense reimbursement and brokerage commission recapture (3)(4)%	(0.29)	0.18		0.05		(0.48)
Portfolio turnover rate %	37	35		27		10

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, excluding interest, taxes and brokerage and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Amount is less than $0.005.
**	Calculated using the average number of shares outstanding throughout the period.

	Class C
	Six Months Ended November 30, 2007 (unaudited)	Year Ended May 31, 2007		Year Ended May 31, 2006		February 7, 2005(1) to May 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$15.88	13.34		9.94		9.94
Income (loss) from investment operations:
Net investment income	$(0.02)	0.02	**	0.01	**	(0.00	)*
Net realized and unrealized gain (loss) on investments	$0.19	3.11		3.51		0.00	*
Total from investment operations	$0.17	3.13		3.52		0.00	*
Less distributions from:
Net investment income	$—	—		0.01		—
Net realized gains from investments	$—	0.59		0.11		—
Total distributions	$—	0.59		0.12		—
Net asset value, end of period	$16.05	15.88		13.34		9.94
Total Return(2)%	1.07	23.71		35.62		0.00	*
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$84,517	87,992		21,549		2,012
Ratios to average net assets:
Gross expenses prior to expense reimbursement and brokerage commission recapture(3)%	2.34	2.34		2.61		5.70
Net expenses after expense reimbursement and prior to brokerage commission recapture (3)(4)%	2.22	2.25		2.26		5.70
Net expenses after expense reimbursement and brokerage commission recapture (3)(4)%	2.21	2.24		2.25		2.25
Net investment income after expense reimbursement and brokerage commission recapture (3)(4)%	(0.29)	0.15		0.05		(0.42)
Portfolio turnover rate %	37	35		27		10

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, excluding interest, taxes and brokerage and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Amount is less than $0.005.
**	Calculated using the average number of shares outstanding throughout the period.

	Class I
	Six Months Ended November 30, 2007 (unaudited)	Year Ended May 31, 2007		September 15, 2005(1) to May 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$16.12	13.43		11.18
Income (loss) from investment operations:
Net investment income	$0.08	0.30	**	0.14	**
Net realized and unrealized gain (loss) on investments	$0.19	3.02		2.28
Total from investment operations	$0.27	3.32		2.42
Less distributions from:
Net investment income	$—	0.04		0.06
Net realized gains from investments	$—	0.59		0.11
Total distributions	$—	0.63		0.17
Net asset value, end of period	$16.39	16.12		13.43
Total Return(2)%	1.67	24.99		21.87
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$482	758		6
Ratios to average net assets:
Gross expenses prior to expense reimbursement and brokerage commission recapture %	1.27	1.27		2.11
Net expenses after expense reimbursement and prior to brokerage commission recapture (3)(4)%	1.18	1.18		1.63
Net expenses after expense reimbursement and brokerage commission recapture (3)(4)%	1.17	1.17		1.61
Net investment income after expense reimbursement and brokerage commission recapture (3)(4)%	0.74	2.00		1.58
Portfolio turnover rate %	37	35		27

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, excluding interest, taxes and brokerage and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years of being incurred.

**	Calculated using the average number of shares outstanding throughout the period.

APPENDIX D

Principal Executive Officers of ING Investments, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

Name and Title

Shaun P. Mathews – President and Chief Executive Officer

Michael J. Roland – Executive Vice President

Stanley D. Vyner – Executive Vice President and Chief Investment Risk Officer

Kimberly A. Anderson – Senior Vice President and Assistant Secretary

Lydia L. Homer – Senior Vice President, Chief Financial Officer and Treasurer

Todd Modic – Senior Vice President

Joseph M. O’Donnell – Senior Vice President and Chief Compliance Officer

Huey P. Falgout, Jr. - Secretary

Principal Executive Officers of ING Equity Trust

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Name and Title

Shaun Mathews – President and Chief Executive Officer

Joseph M. O’Donnell – Executive Vice President and Chief Compliance Officer

Michael J. Roland – Executive Vice President

Todd Modic – Senior Vice President, Chief Financial Officer and Assistant Secretary

Stanley D. Vyner – Executive Vice President

Kimberly A. Anderson – Senior Vice President

Robert Terris – Senior Vice President

Huey P. Falgout, Jr. – Secretary
Robyn L. Ichilov – Vice President and Treasurer

Principal Executive Officers of ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Name and Title

Mark Spina – President and Chief Executive Officer

Michael J. Roland – Executive Vice President

Lydia L. Homer – Senior Vice President and Treasurer

Kimberly A. Anderson – Senior Vice President and Assistant Secretary

Mark Blinder – Senior Vice President

Bayard Closser – Senior Vice President

Todd Modic – Senior Vice President

John McCrory – Senior Vice President

Michael D. Perkins – Senior Vice President

John Towle – Senior Vice President

John West – Senior Vice President

Lauren D. Bensinger – Vice President and Chief Compliance Officer

Peter E. Caldwell – Vice President, Controller, Chief Financial Officer and Financial and Operations Principal

Huey P. Falgout, Jr. - Secretary

D-1

Principal Executive Officers of ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Name and Title

Shaun P. Mathews – President and Chief Executive Officer

Michael J. Roland – Executive Vice President

Kimberly A. Anderson – Senior Vice President and Assistant Secretary

Lydia L. Homer – Senior Vice President, Chief Financial Officer and Treasurer

Todd Modic – Senior Vice President

Peter Caldwell – Vice President and Controller

Huey P. Falgout, Jr. – Vice President and Secretary

Principal Executive Officers of

Tradewinds

2049 Century Park East

16th Floor

Los Angeles, California 90067

Name and Title

Michael C. Mendez – President and Chief Executive Officer

David B. Iben, CFA – Chief Investment Officer

Jane K. Crist – Chief Compliance Officer and Senior Vice President

Michael A. Hart, CFA – Senior Vice President

Emily Alejos, CFA – Senior Vice President

Ariane Mahler – Senior Vice President

Michael A. Mullane, CFA – Senior Vice President

D-2

APPENDIX E

ADVISORY FEE RATE OF A FUND WITH A SIMILAR INVESTMENT OBJECTIVE SUB-ADVISED BY TRADEWINDS

The following table sets forth the name of another investment company, with the same investment objective as LargeCap Value Fund, for which Tradewinds acts as an investment sub-adviser, the annual rate of compensation and the net assets of the investment company. The information below is given as of December 31, 2007.

FUND	NET ASSETS ($)	ANNUAL COMPENSATION (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) (%)

ING Value Choice Fund	$337,726,431	0.50%

E-1

APPENDIX F

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund’s outstanding shares as of June 23, 2008:

ING LARGECAP VALUE FUND

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*

ING VALUE CHOICE FUND

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*

(*)         On a pro forma basis, assuming that the value of the shareholder’s interest in the Fund on the date of consummation of the Reorganization is the same as on June 23, 2008.

F-1

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[INSERT ING LOGO & ADDRESS]

3 EASY WAYS TO VOTE YOUR PROXY

Vote by Phone: Call toll free [1-888-XXX-XXXX] and follow the recorded instructions.

Vote on the Internet: Log on to Proxyweb.com and follow the on-screen instructions.

Vote by Mail: Check the appropriate boxes on the reverse side of the Proxy Ballot,

sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or internet, you do not need to return your Proxy Ballot.

ING EQUITY TRUST

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 9, 2008

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING LargeCap Value Fund

The undersigned hereby instructs Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them (“Proxies”), with full power of substitution, to vote all shares of the above-referenced Fund (the “Fund”), which the undersigned is entitled to vote at the Special Meeting of shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on September 9, 2008 at 10:00a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposals.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSALS:

 1.                        To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and between ING LargeCap Value Fund and ING Value Choice Fund, providing for the reorganization of ING LargeCap Value Fund with and into ING Value Choice Fund.

For ☐	Against ☐	Abstain ☐

2.                           Subject to shareholder approval of the Reorganization Agreement, to approve an investment sub-advisory agreement between ING Investments, LLC, and Tradewinds Global Investors, LLC (“Tradewinds”), pursuant to which Tradewinds would serve as the sub-adviser to ING LargeCap Value Fund during a transition period until the reorganization is consummated.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART B

ING EQUITY TRUST

Statement of Additional Information

July 23, 2008

Acquisition of the Assets and Liabilities of: ING LargeCap Value Fund (A Series of ING Equity Trust) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: ING Value Choice Fund (A Series of ING Equity Trust) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034

This Statement of Additional Information (“SAI”) of ING Equity Trust (the “Trust”) is available to the shareholders of ING LargeCap Value Fund, a series of the Trust, in connection with a proposed transaction whereby all of the assets and known liabilities of ING LargeCap Value Fund will be transferred to ING Value Choice Fund, a separate series of the Trust., in exchange for shares of ING Value Choice Fund.

This SAI consists of: (i) this cover page; (ii) the accompanying Pro Forma Financial Statements; (iii) the Portfolio Manager’s Report for ING Value Choice Fund; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.         The SAI for ING LargeCap Value Fund and ING Value Choice Fund, dated September 28, 2007, as filed on September 27, 2007 (File No: 033-73140).

2.         The Financial Statements of ING LargeCap Value Fund and ING Value Choice Fund included in the Annual Report dated May 31, 2007, as filed on July 30, 2007 and the Semi-Annual Report dated November 30, 2007, as filed on February 7, 2008 (File No:  811-08817).

This SAI is not a prospectus.  A Prospectus/Proxy Statement dated July 23, 2008, relating to the Reorganization of ING LargeCap Value Fund may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180.  This SAI should be read in conjunction with the Prospectus/Proxy.

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and known liabilities of ING LargeCap Value Fund will be transferred to ING Value Choice Fund, in exchange for shares of ING Value Choice Fund, shown below are financial statements for each Fund and Pro Forma Financial Statements for the combined Fund, assuming the Reorganization is consummated, as of November 30, 2007.  The first table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined Fund.  The second table presents Statements of Operations for each Fund and estimated pro forma figures for the combined Fund.  The third table presents Portfolio of Investments for each Fund and estimated pro forma figures for the combined Fund.  The tables are followed by Notes to the Pro Forma Financial Statements.

2

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2007 (Unaudited)

	ING LargeCap Value Fund (Disappearing)	ING Value Choice Fund (Surviving)	Pro Forma Adjustments		Pro Forma Combined (Unaudited)
ASSETS:
Investments in securities at value+*	$72,740,103	$329,318,776			$402,058,879
Short-term investments at amortized cost	11,184,426	98,434,220			109,618,646
Cash	418,043	99,975			518,018
Receivables:
Investment securities sold	251,680	308,589			560,269
Fund shares sold	400,727	618,399			1,019,126
Dividends and interest	150,796	820,996			971,792
Prepaid expenses	15,298	32,445			47,743
Reimbursement due from manager	1,284	158,841			160,125
Total assets	85,162,357	429,792,241			514,954,598

LIABILITIES:
Payable for investment securities purchased	720,485	2,228,256			2,948,741
Payable for fund shares redeemed	224,592	1,055,133			1,279,725
Payable upon receipt of securities loaned	10,514,627	88,309,259			98,823,886
Payable to affiliates	91,071	399,216			490,287
Payable for trustee fees	160	5,387			5,547
Other accrued expenses and liabilities	38,650	68,559	62,500	(A)	169,709
Total liabilities	11,589,585	92,065,810	62,500		103,717,895
NET ASSETS	$73,572,772	$337,726,431	$(62,500)		$411,236,703

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$74,162,836	$306,728,634			$380,891,470
Undistributed net investment income	419,467	687,742	(62,500	)(A)	1,044,709
Accumulated net realized gain (loss) on investments	12,486,510	10,607,182			23,093,692
Net unrealized appreciation or depreciation on investments	(13,496,041)	19,702,873			6,206,832
NET ASSETS	$73,572,772	$337,726,431	$(62,500)		$411,236,703

+ Including securities loaned at value	$10,528,207	$85,383,162			$95,911,369
* Cost of investments in securities	$86,236,144	$309,615,903			$395,852,047

Class A:
Net assets	$44,700,029	$212,987,739	$(37,972	)(A)	$257,649,796
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.01	$0.01			$0.01
Shares outstanding	4,329,763	$13,112,430	(1,579,636	)(B)	15,862,557
Net asset value and redemption price per share	$10.32	$16.24			$16.24

Class B:
Net assets	$9,158,258	$39,740,007	$(7,780	)(A)	$48,890,485
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.01	$0.01			$0.01
Shares outstanding	897,475	2,473,563	(328,061	)(B)	3,042,977
Net asset value and redemption price per share	$10.20	$16.07			$16.07

Class C:
Net assets	$17,324,046	$84,516,512	$(14,717	)(A)	$101,825,841
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.01	$0.01			$0.01
Shares outstanding	1,699,084	5,265,918	(620,621	)(B)	6,344,381
Net asset value and redemption price per share	$10.20	$16.05			$16.05

Class I:
Net assets	$2,390,439	482,173	$(2,031	)(A)	$2,870,581
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.01	$0.01			$0.01
Shares outstanding	230,521	29,426	(84,798	)(B)	175,149
Net asset value and redemption price per share	$10.37	$16.39			$16.39

(A)        Reflects adjustments for estiamted one time merger expenses (See Note 5 in Notes to Unaudited Pro Forma Financial Statements)

(B)         Reflects net retired shares of ING LargeCap Value Fund.  (Calculation:  Net Assets ÷ NAV per share)

See Accompanying Notes to Pro Forma Financial Statements

STATEMENTS OF OPERATIONS for the twelve months ended November 30, 2007 (Unaudited)

	ING LargeCap Value Fund (Disappearing)	ING Value Choice Fund (Surviving Fund)	Pro Forma Adjustments		Pro Forma Combined (Unaudited)
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,980,147	$3,103,305			$5,083,452
Interest	110,201	2,435,703			2,545,904
Securities lending income	26,056	188,996			215,052
Total investment income	2,116,404	5,728,004	—		7,844,408

EXPENSES:
Investment management fees	878,082	2,662,560	(181,195	)(A)	3,359,447
Distribution and service fees
Class A	164,772	447,226			611,998
Class B	112,353	268,959			381,312
Class C	189,047	662,351			851,398
Transfer agent fees:
Class A	67,168	277,951	(16,800	)(B)	328,319
Class B	11,469	44,052	(2,865	)(B)	52,656
Class C	19,244	105,059	(4,810	)(B)	119,493
Class I	1,278	301	(75	)(B)	1,504
Administrative service fees	100,365	272,299			372,664
Shareholder reporting expense	24,310	100,010	(6,075	)(B)	118,245
Registration fees	63,605	82,545	(15,900	)(B)	130,250
Professional fees	23,800	59,749	(5,950	)(B)	77,599
Custody and accounting expense	14,720	30,442	(3,680	)(B)	41,482
Trustee fees	3,365	6,126			9,491
Interest expense	12,047	2,964			15,011
Miscellaneous expense	4,561	12,871	(1,140	)(B)	16,292
Total expenses	1,690,186	5,035,465	(238,490)		6,487,161
Net waived and reimbursed fees	(12,492)	(309,157)	(88,950	)(A)	(410,599)
Brokerage commission recapture	(15,645)	(12,369)			(28,014)
Net expenses	1,662,049	4,713,939	(327,440)		6,048,548
Net investment income	454,355	1,014,065	327,440		1,795,860

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	12,006,486	22,376,849			34,383,335
Net change in unrealized appreciation or depreciation on investments	(20,466,368)	4,170,103			(16,296,265)
Net realized and unrealized gain (loss) on investments	(8,459,882)	26,546,952	—		18,087,070
Increase (decrease) in net assets resulting from operations	$(8,005,527)	$27,561,017	$327,440		$19,882,930

* Foreign taxes	$16,003	$121,131	$137,134

(A)      Reflects adjustment in expenses due to effects of new contractual rates.

(B)       Reflects reduction due to elimination of duplicative expenses.

See Accompanying Notes to Pro Forma Financial Statements

Portfolios of Investments as of November 30, 2007 (UNAUDITED).

		Pro Forma (Unaudited)					Pro Forma (Unaudited)
ING LargeCap Value Fund	ING Value Choice Fund	ING Value Choice Fund			ING LargeCap Value Fund	ING Value Choice Fund	ING Value Choice Fund
Shares					Value
COMMON STOCK: 81.0%
				Auto Manufacturers: 1.2%
361,124	—	361,124	@,L, X	Ford Motor Co.	$2,712,040	$—	$2,712,040
74,500	—	74,500	L, X	General Motors Corp.	2,222,335	—	2,222,335
					4,934,375	—	4,934,375

				Auto Parts & Equipment: 0.0%
330,390	—	330,390	@, X	Delphi Corp.	75,990	—	75,990
					75,990	—	75,990

				Banks: 0.9%
66,540	—	66,540	X	Fifth Third Bancorp.	1,990,211	—	1,990,211
28,156	—	28,156	X	National City Corp.	556,363	—	556,363
114,460	—	114,460	@@,L, X	Popular, Inc.	1,099,961	—	1,099,961
					3,646,535	—	3,646,535

				Biotechnology: 2.4%
51,510	130,900	182,410	@,L	Amgen, Inc.	2,845,928	7,232,225	10,078,153
					2,845,928	7,232,225	10,078,153

				Chemicals: 0.5%
45,456	—	45,456	X	Dow Chemical Co.	1,906,425	—	1,906,425
					1,906,425	—	1,906,425

				Coal: 2.6%
—	88,100	88,100		Arch Coal, Inc.	—	3,335,466	3,335,466
—	12,420	12,420	@,L	Patriot Coal Corp.	—	419,920	419,920
—	124,200	124,200	L	Peabody Energy Corp.	—	6,910,488	6,910,488
					—	10,665,874	10,665,874

				Commercial Services: 1.9%
136,640	—	136,640	X	H&R Block, Inc.	2,689,075	—	2,689,075
—	101,800	101,800	@@,L	Toppan Printing Co., Ltd. ADR	—	4,997,077	4,997,077
					2,689,075	4,997,077	7,686,152

				Computers: 1.7%
42,160	—	42,160	@, X	Dell, Inc.	1,034,606	—	1,034,606
89,190	168,900	258,090		Electronic Data Systems Corp.	1,806,989	3,421,914	5,228,903
160,620	—	160,620	@, X	Unisys Corp.	796,675	—	796,675
					3,638,270	3,421,914	7,060,184

				Cosmetics /Personal Care: 1.7%
—	23,100	23,100	@@	Kao Corp. ADR	—	6,997,161	6,997,161
					—	6,997,161	6,997,161

				Diversified Financial Services: 1.0%
40,830	—	40,830	X	Citigroup, Inc.	1,359,639	—	1,359,639
137,267	—	137,267	L, X	Countrywide Financial Corp.	1,485,229	—	1,485,229
36,140	—	36,140	X	Freddie Mac	1,267,430	—	1,267,430
					4,112,298	—	4,112,298

				Distribution/Wholesale: 1.0%
—	105,801	105,801	@	Tech Data Corp.	—	3,979,176	3,979,176
					—	3,979,176	3,979,176

				Electric: 7.6%
—	244,200	244,200	@@,L	Centrais Eletricas Brasileiras SA ADR	—	3,373,525	3,373,525
—	68,000	68,000		DTE Energy Co.	—	3,335,400	3,335,400
—	239,000	239,000	L	Idacorp, Inc.	—	8,403,240	8,403,240
—	6,300	6,300	@@,L	Korea Electric Power Corp. ADR	—	132,804	132,804
—	162,000	162,000	L	Mirant Corp. — W/I	—	—	—
—	421,000	421,000	L	PNM Resources, Inc.	—	9,337,780	9,337,780
—	235,000	235,000		Puget Energy, Inc.	—	6,596,450	6,596,450
					—	31,179,199	31,179,199

				Electronics: 1.5%
90,928	—	90,928	@,@@, X	Flextronics International Ltd.	1,087,499	—	1,087,499
—	243,100	243,100	@@,#,L	Samsung SDI Co., Ltd. GDR	—	4,176,361	4,176,361
432,890	—	432,890	@	Sanmina-SCI Corp.	766,215	—	766,215
					1,853,714	4,176,361	6,030,075

				Environmental Control: 2.1%
—	756,800	756,800	@,L, X	Allied Waste Industries, Inc.	—	8,635,088	8,635,088
					—	8,635,088	8,635,088

				Food: 7.8%
31,688	—	31,688	X	Kraft Foods, Inc.	1,094,820	—	1,094,820
76,210	—	76,210	X	Safeway, Inc.	2,652,108	—	2,652,108
186,593	—	186,593		Sara Lee Corp.	3,140,360	—	3,140,360
—	325,650	325,650	@,L	Smithfield Foods, Inc.	—	9,785,783	9,785,783
37,610	—	37,610	X	Supervalu, Inc.	1,574,731	—	1,574,731
—	933,600	933,600		Tyson Foods, Inc.	—	13,919,976	13,919,976
					8,462,019	23,705,759	32,167,778

				Forest Products & Paper: 1.7%
—	151,206	151,206	@@,L	AbitibiBowater, Inc.	—	3,396,087	3,396,087
—	326,200	326,200	@,@@	Domtar Corp.	—	2,479,120	2,479,120
—	129,200	129,200		Wausau Paper Corp.	—	1,218,356	1,218,356
					—	7,093,563	7,093,563

				Healthcare — Products: 1.1%
224,951	—	224,951	@, X	Boston Scientific Corp.	2,841,131	—	2,841,131
27,200	—	27,200	X	Johnson & Johnson	1,842,528	—	1,842,528
					4,683,659	—	4,683,659

				Healthcare — Services: 1.7%
—	251,500	251,500	@,L	Apria Healthcare Group, Inc.	—	5,450,005	5,450,005
271,110	—	271,110	@,L, X	Tenet Healthcare Corp.	1,493,816	—	1,493,816
					1,493,816	5,450,005	6,943,821

				Home Builders: 1.2%
30,570	—	30,570	X	D.R. Horton, Inc.	365,923	—	365,923
17,590	—	17,590	L, X	Lennar Corp.	278,626	—	278,626
—	1,326,692	1,326,692	L	Levitt Corp.	—	2,295,177	2,295,177
20,990	—	20,990	X	Pulte Homes, Inc.	214,518	—	214,518
—	138,000	138,000	@@	Sekisui House Ltd. ADR	—	1,761,625	1,761,625
					859,067	4,056,802	4,915,869

				Home Furnishings: 0.5%
27,860	—	27,860	X	Whirlpool Corp.	2,255,546	—	2,255,546
					2,255,546	—	2,255,546

				Insurance: 0.9%
77,440	—	77,440	@,L, X	Conseco, Inc.	994,330	—	994,330
75,000	—	75,000	X	Marsh & McLennan Cos., Inc.	1,884,000	—	1,884,000
63,480	—	63,480	X	Old Republic International Corp.	952,835	—	952,835
					3,831,165	—	3,831,165

				Leisure Time: 0.8%
—	1,084,500	1,084,500	@@,L	Sega Sammy Holding ADR	—	3,451,204	3,451,204
					—	3,451,204	3,451,204

				Machinery — Diversified: 2.2%
—	90,800	90,800	@	AGCO Corp.	—	6,259,752	6,259,752
—	35,300	35,300		Alamo Group, Inc.	—	653,050	653,050
—	96,226	96,226	@	Tecumseh Products Co.	—	2,037,104	2,037,104
					—	8,949,906	8,949,906

				Media: 1.2%
64,200	—	64,200	X	Gannett Co., Inc.	2,359,350	—	2,359,350
53,620	—	53,620	X	McClatchy Co.	724,406	—	724,406
—	49,600	49,600	@,L	Scholastic Corp.	—	1,747,904	1,747,904
					3,083,756	1,747,904	4,831,660

				Mining: 19.4%
—	65,100	65,100	@@,L	Alumina Ltd. ADR	—	1,488,837	1,488,837
—	386,750	386,750	@@,L	Anglogold Ashanti Ltd. ADR	—	18,861,798	18,861,798
—	494,300	494,300	@,@@,L	Apex Silver Mines Ltd.	—	8,427,815	8,427,815
—	79,100	79,100	@,@@,L	Banro Corp.	—	934,171	934,171
—	77,495	77,495	@@	Barrick Gold Corp.	—	3,139,322	3,139,322
—	595,500	595,500	@,@@	Crystallex International Corp.	—	1,375,605	1,375,605
—	79,600	79,600	@,@@	Eldorado Gold Corp.	—	463,272	463,272
—	282,500	282,500	@@	Gold Fields Ltd. ADR	—	4,647,125	4,647,125
—	318,200	318,200	@,L	Gold Reserve, Inc.	—	1,524,178	1,524,178
—	215,500	215,500	@,@@,L	Ivanhoe Mines Ltd.	—	2,426,530	2,426,530
—	505,955	505,955	@,@@,L	Kinross Gold Corp.	—	8,778,319	8,778,319
—	220,100	220,100	@,@@,L	Lihir Gold Ltd. ADR	—	7,382,154	7,382,154
—	324,500	324,500		Newmont Mining Corp.	—	16,124,405	16,124,405
—	172,500	172,500	@,@@,L	Novagold Resources, Inc.	—	1,695,675	1,695,675
—	2,175,100	2,175,100	@,@@,L	Orezone Resources, Inc.	—	2,544,867	2,544,867
					—	79,814,073	79,814,073

				Miscellaneous Manufacturing: 0.3%
44,105	—	44,105	L, X	Eastman Kodak Co.	1,035,585	—	1,035,585
					1,035,585	—	1,035,585

				Office/Business Equipment: 0.5%
114,290	—	114,290	@, X	Xerox Corp.	1,929,215	—	1,929,215
					1,929,215	—	1,929,215

				Oil & Gas: 1.3%
—	99,200	99,200	@,L	Delta Petroleum Corp.	—	1,524,704	1,524,704
—	63,200	63,200	@@	Nexen, Inc.	—	1,794,880	1,794,880
—	144,200	144,200	@,L	Warren Resources, Inc.	—	1,839,992	1,839,992
					—	5,159,576	5,159,576

				Oil & Gas Services: 2.0%
—	262,700	262,700	L	BJ Services Co.	—	6,457,166	6,457,166
—	19,500	19,500	@@	Technip SA ADR	—	1,595,160	1,595,160
					—	8,052,326	8,052,326

				Pharmaceuticals: 1.5%
42,980	—	42,980	X	Bristol-Myers Squibb Co.	1,273,497	—	1,273,497
122,090	—	122,090	X	Pfizer, Inc.	2,900,858	—	2,900,858
38,325	—	38,325	X	Wyeth	1,881,758	—	1,881,758
					6,056,113	—	6,056,113

				Retail: 1.2%
56,260	—	56,260	X	Home Depot, Inc.	1,606,786	—	1,606,786
—	73,800	73,800		Wal-Mart Stores, Inc.	—	3,535,020	3,535,020
					1,606,786	3,535,020	5,141,806

				Savings & Loans: 0.2%
52,210	—	52,210	L, X	Washington Mutual, Inc.	1,018,095	—	1,018,095
					1,018,095	—	1,018,095

				Semiconductors: 1.3%
—	394,400	394,400	@,L	Axcelis Technologies, Inc.	—	1,869,456	1,869,456
44,450	—	44,450	X	Intel Corp.	1,159,256	—	1,159,256
289,000	—	289,000	@,L, X	Micron Technology, Inc.	2,404,480	—	2,404,480
					3,563,736	1,869,456	5,433,192

				Software: 0.4%
46,200	—	46,200		Microsoft Corp.	1,552,320	—	1,552,320
					1,552,320	—	1,552,320

				Telecommunications: 6.3%
238,619	—	238,619	@@, X	Alcatel SA ADR	1,932,814	—	1,932,814
29,142	—	29,142	X	AT&T, Inc.	1,113,516	—	1,113,516
—	306,000	306,000	@@	Chunghwa Telecom Co., Ltd. ADR	—	6,098,580	6,098,580
—	62,300	62,300	@@,L	KT Corp. ADR	—	1,633,506	1,633,506
85,100	—	85,100	X	Motorola, Inc.	1,359,047	—	1,359,047
—	444,200	444,200	@@,L	Nippon Telegraph & Telephone Corp. ADR	—	10,038,920	10,038,920
—	157,300	157,300		Sprint Nextel Corp.	—	2,441,296	2,441,296
27,800	—	27,800	X	Verizon Communications, Inc.	1,201,238	—	1,201,238
					5,606,615	20,212,302	25,818,917

				Transportation: 1.1%
—	83,600	83,600		CSX Corp.	—	3,511,200	3,511,200
—	13,460	13,460	@@,L	Stolt-Nielsen SA ADR	—	337,289	337,289
—	5,700	5,700		Union Pacific Corp.	—	718,998	718,998
					—	4,567,487	4,567,487

				Water: 0.3%
—	27,900	27,900	@@,L	Cia de Saneamento Basico do Estado de Sao Paulo ADR	—	1,380,771	1,380,771
					—	1,380,771	1,380,771

				Total Common Stock	72,740,103	260,330,229	333,070,332
				(Cost $)	86,236,144	240,764,619	327,000,763

PREFERRED STOCK: 1.9%
				Telecommunications: 1.9%
—	8,500	8,500	P	Lucent Technologies Capital Trust I	—	7,882,688	7,882,688

				Total Preferred Stock	—	7,882,688	7,882,688
				(Cost $)	—	8,191,875	8,191,875

Principal
Amount						Value
CONVERTIBLE BONDS: 14.9%
				Aerospace/Defense: 0.7%
$—	$1,635,000	$1,635,000	C,L	EDO Corp., 4.000%, due 11/15/2025		$—	$2,728,406	$2,728,406
						—	2,728,406	2,728,406

				Airlines: 1.7%
—	7,085,000	7,085,000	C,L	JetBlue Airways Corp., 3.500%, due 07/15/33		—	6,916,731	6,916,731
						—	6,916,731	6,916,731

				Computers: 0.5%
—	2,210,000	2,210,000	C,L	Hutchinson Technology, Inc., 3.250%, due 01/15/26		—	2,151,988	2,151,988
						—	2,151,988	2,151,988

				Electronics: 0.2%
—	696,000	696,000	C	FEI Co., 5.500%, due 08/15/08		—	661,200	661,200
						—	661,200	661,200

				Environmental Control: 1.6%
—	6,936,000	6,936,000	C,L	Allied Waste North America, Inc., 4.250%, due 04/15/34		—	6,467,820	6,467,820
						—	6,467,820	6,467,820

				Healthcare — Services: 1.2%
—	4,940,000	4,940,000	C,L	Apria Healthcare Group, 3.375%, due 09/01/33		—	4,958,525	4,958,525
						—	4,958,525	4,958,525

				Machinery — Diversified: 1.0%
—	4,131,000	4,131,000	+,C,L	Albany International Corp., 2.250%, due 03/15/26		—	4,229,111	4,229,111
						—	4,229,111	4,229,111

				Mining: 2.6%
—	379,000	379,000	@@,C	Apex Silver Mines Ltd., 2.875%, due 03/15/24		—	313,149	313,149
—	9,647,000	9,647,000	C,L	Coeur d’Alene Mines Corp., 1.250%, due 01/15/24		—	8,670,241	8,670,241
—	1,817,000	1,817,000	@@,C,L	Gold Reserve, Inc., 5.500%, due 06/15/22		—	1,737,506	1,737,506
						—	10,720,896	10,720,896

				Oil & Gas: 1.7%
—	7,236,000	7,236,000		Nabors Industries, Inc., 0.940%, due 05/15/11		—	6,937,515	6,937,515
						—	6,937,515	6,937,515

				Pharmaceuticals: 1.6%
—	8,530,000	8,530,000	C	Omnicare, Inc., 3.250%, due 12/15/35		—	6,450,813	6,450,813
						—	6,450,813	6,450,813

				Semiconductors: 1.2%
—	845,000	845,000	L	Credence Systems Corp., 1.500%, due 05/15/08		—	819,650	819,650
—	4,935,000	4,935,000	L	Credence Systems Corp., 3.500%, due 05/15/10		—	4,318,125	4,318,125
						—	5,137,775	5,137,775

				Telecommunications: 0.9%
—	2,143,000	2,143,000	C	Adaptec, Inc., 0.750%, due 12/22/23		—	2,014,420	2,014,420
—	1,931,000	1,931,000	@@,C,L	AudioCodes Ltd., 2.000%, due 11/09/24		—	1,730,659	1,730,659
						—	3,745,079	3,745,079

				Total Convertible Bonds		—	61,105,859	61,105,859
				(Cost $)		—	60,659,409	60,659,409

				Total Long-Term Investments		72,740,103	329,318,776	402,058,879
				(Cost $)		86,236,144	309,615,903	395,852,047

SHORT-TERM INVESTMENTS: 26.6%
				U.S. Government Agency Obligations: 2.6%
670,000	10,128,000	10,798,000	Z	Freddie Mac, 3.600%, due 12/03/07		669,799	10,124,961	10,794,760

				Total U.S. Government Agency Obligations		669,799	10,124,961	10,794,760
				(Cost $)		669,799	10,124,961	10,794,760

				Securities Lending Collateral(cc): 24.0%
10,514,627	88,309,259	98,823,886		Bank of New York Mellon Corp. Institutional Cash Reserves		10,514,627	88,309,259	98,823,886

				Total Securities Lending Collateral		10,514,627	88,309,259	98,823,886
				(Cost $)		10,514,627	88,309,259	98,823,886

				Total Short-Term Investments		11,184,426	98,434,220	109,618,646
				(Cost $)		11,184,426	98,434,220	109,618,646

				Total Investments in Securities 124.4%		$83,924,529	$427,752,996	$511,677,525
				(Cost $)*		97,420,570	408,050,123	505,470,693
				Other Assets and Liabilities - Net (24.4)		(10,351,757)	(90,026,565)	(100,378,322)
				Net Assets	100.0%	73,572,772	337,726,431	411,299,203

				Pro-forma adjustment	—	—	—	(62,500)
				Net Assets after pro-forma adjustment	100.0%	$73,572,772	$337,726,431	$411,236,703

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#

Securities with purchases pursuant to Rule144A or section 4 (2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors /Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at November 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
X	If the Reorganization is approved, this portfolio security is expected to be sold shortly prior to or after the Reorganization.
*	Cost for federal income tax purposes is	$97,420,570	$408,266,739	$505,687,309

Net unrealized appreciation/depreciation consists of:
	Gross Unrealized Appreciation	$3,996,740	$36,768,934	$40,765,674
	Gross Unrealized Depreciation	(17,492,781)	(17,282,677)	(34,775,458)
	Net Unrealized Appreciation/Depreciation	$(13,496,041)	$19,486,257	$5,990,216

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Trustees (“Board”) of ING LargeCap Value Fund (“LargeCap Value”) and ING Value Choice Fund (“Value Choice”) (each a “Fund” and collectively, the “Funds”), approved an Agreement and Plan of Reorganization dated March 27, 2008, respectively (the “Plan”) whereby, subject to approval by the shareholders of LargeCap Value, Value Choice will acquire all of the assets of LargeCap Value, subject to the liabilities of such Fund, in exchange for Value Choice issuing shares of such fund to shareholders of LargeCap Value in a number equal in value to nets assets of LargeCap Value (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Value Choice remaining as both the tax and accounting survivor.  The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at November 30, 2007.  The unaudited pro forma statement of assets and liabilities reflects the pro forma combined financial position of LargeCap Value and Value Choice at November 30, 2007.  The unaudited pro forma statement of operations reflects the pro forma combined results of operations for the twelve months ended November 30, 2007.  These statements have been derived from the Funds’ respective books and records utilized in calculating daily net asset value at the date indicated above for LargeCap Value and Value Choice under U.S. generally accepted accounting principles for investment companies.  The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Value Choice for pre-combination periods will not be restated.

The unaudited pro forma portfolio of investments, the uanudited statement of assets and liabilities and the unaudited statement of operations should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing price.  Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by a Fund’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on a Fund’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Boards of each Fund.  Among elements of analysis, the Boards have authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common Value Choice issued in connection with the proposed acquisition of LargeCap Value by Value Choice as of November 30, 2007.  The number of additional shares issued was calculated by dividing the net assets of each Class of LargeCap Value by the respective class net asset value per share of Value Choice.

Note 4 – Unaudited Pro Forma Adjustments:

The accompanying unaudited pro forma financial statements reflect changes in Fund shares as if the merger had taken place on November 30, 2007.  LargeCap Value’s expenses were adjusted assuming Value Choice’s fee structure was in effect for the twelve months ended November 30, 2007, as adjusted for contractual changes made in conjunction with the merger.

Note 5 – Merger Costs:

ING Investments, LLC, or an affiliate and LargeCap Value will share the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings.

Merger costs to be incurred by LargeCap Value are estimated at approximately $62,500. These costs represent one half of the estimated expenses of the Fund carrying out its obligations under the Plan and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger.  ING Investments LLC, Investment Adviser to the Funds, will bear the other half of the cost of the Merger.

Note 6 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.  Actual results could differ from these estimates.

Note 7 – Federal Income Taxes:

It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders.  Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.  A portion of the amount of these capital loss carryforwards may be limited in the future.

PORTFOLIO MANAGERS’ REPORT FOR
ING VALUE CHOICE FUND

Set forth below is an excerpt from ING Value Choice Fund’s Annual Report for the fiscal year ended May 31, 2007.

*              *              *

MARKET PERSPECTIVE: YEAR ENDED MAY 31, 2007

In our semi-annual report, we described resilient stock markets in the face of a sudden loss of risk appetite and record oil prices. In the second half of our fiscal year, a number of shocks and corrections also struck. But again, by the time it was over, markets had mostly taken the upsets in stride. Global equities in the form of the Morgan Stanley Capital International World IndexSM(1) (“MSCI World Index”) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), gained 12.1% for the six months ended May 31, 2007 and a handsome 23.3% for the year ended May 31, 2007. In currencies, the U.S. dollar’s early strides were ultimately retraced on expectations that that European interest rates were on the way up while those in the U.S. were not. This sent the euro to a new all time closing high against the U.S. dollar on April 18, 2007 and the pound to its highest level in over 25 years. The yen, however, was buffeted by the “carry trade”, in which speculators borrow in yen at low interest and buy higher yielding securities in other currencies. For the six months ended May 31, 2007, the dollar fell 1.6% against the euro, 0.7% against the pound but gained 5.1% on the yen.

U.S. markets entered the second half of our fiscal year against a backdrop of a stable federal funds rate since June 2006 and a slowing economy dragged by a slumping housing market. By the end of December 2006, this was showing some signs of bottoming out, with unexpectedly good new and existing housing sales figures reported in the last few days of 2006, along with rebounding consumer confidence. Early reports in 2007 sustained this view and estimated fourth quarter 2006 gross domestic product (“GDP”) growth was an impressive 3.5%.

But from February 2007, it soon became apparent that the improvement in housing figures had only reflected the mild weather of early winter. New starts, sales and prices were now falling. GDP growth was sharply revised down to 2.5%. To make matters worse the country’s largest sub-prime mortgage lenders were reporting major losses.

February 2007 was an unsettling month in other ways. The China stock market had practically doubled in 2006 and the long expected pull back eventually came on February 27th when the index fell 9%. The effect on sentiment was to shake relative risk strategies generally.

The housing gloom continued into the second quarter. Foreclosures in April 2007 were 62% higher than one year earlier. Any respite in new home sales was attributed to price discounts and incentives. Existing home prices were reported as falling in the first quarter of 2007 year over year for the first time since 1991. Homebuilder confidence was eroding fast. The effect on GDP was clear. Growth in the latest quarter was reported at below 1%, the lowest since 2003.

Yet the feeling persisted that while the sub-prime debacle was more serious than at first thought and its effect more pervasive, the chance of it tripping the economy into recession was remote. Other measures of activity held up rather well. The consumer was still spending. Unemployment remained light at 4.5%. Purchasing managers’ indices for both manufacturing and service industries surprised on the upside. A rebound seemed not far away.

U.S. fixed income markets saw a pronounced steepening of the yield curve during the second half of our fiscal year. Short Treasury yields fell and longer yields rose particularly in the last few months, surely reflecting the confidence-shaking events of February 2007, as well as the Federal Open Market Committee’s (“FOMC”) somewhat curious removal of its tightening bias on March 21, 2007, while still citing inflation as the predominant concern.

U.S. equities, represented by the Standard & Poor’s 500® Composite Stock Price Index(2) (“S&P 500® Index”) including dividends, stood up well to sub-prime mortgage lending issues and rose 10.3% for the second six months ended May 31, 2007 and finally on May 30, 2007 breaching its record set in March 2000. This was despite a 3.5% fall in reaction to events in China. Investors might have been depressed in anticipation of the first quarter in fifteen with less than double-digit year-over-year percentage profits growth for companies that make up the index. But, the average earnings growth rate that was emerging as our year ended was more than double what had been feared.

3

Sentiment was also boosted by takeover activity, much of it from private equity firms able to draw from an apparently bottomless well of liquidity.

Internationally, the MSCI Japan® Index rose 11.35% for the six months ended May 31, 2007, amid the usual contradictory mix of economic statistics. GDP growth held up well after the fastest quarterly expansion in three years. Unemployment remained at a nine-year low. But consumer prices and wages started falling again, forcing the Bank of Japan, which raised interest rates in February 2007 to a still wafer- thin 0.5%, to leave them there, keeping the carry trade in business. For the year ended May 31, 2007, the MSCI Japan® Index returned 15.56%. Europe ex UK® Index surged 17.2% in the second half on the basis of high consumer and business confidence, the lowest Eurozone unemployment since records began, benign inflation just below 2% and continuing merger and acquisition activity. This was despite two interest rate increases, higher German value-added-tax (“VAT”) and a strong euro. For the year ended May 31, 2007, the MSCI Europe ex UK® Index returned 31.0%. In the UK, a housing boom and robust service sector raised year over year GDP growth to 3.0% or close to it. The Bank of England raised rates twice to 5.5%, the highest in six years. But non-financial companies were making record profits. By the end of the fiscal year, retail sales were buoyant and consumer confidence was high. Again encouraged by mergers and acquisitions, the MSCI UK® Index responded with an 11.6% advance for the six months ended May 31, 2007 and for the year ended May 31, 2007 returned 20.2%.

 (1) The MSCI World Indexsm is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada Australia, New Zealand and the Far East.

 (2) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(3) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(4) The MSCI Europe ex UK® Index is a free float rising adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(5) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

*              *              *

4

ING VALUE CHOICE FUND

PORTFOLIO MANAGERS’ REPORT

ING Value Choice Fund(1) (the “Fund”) seeks long-term capital appreciation. The Fund is managed by David B. Iben, CFA, Chief Investment Officer and Managing Director of Tradewinds Global Investors, LLC(2) — the Sub-Adviser.

Performance: For the year ended May 31, 2007, the Fund’s Class A shares, excluding sales charges, provided a total return of 24.60% compared to the Russell Midcap® Value Index and the Russell Midcap® Index, which returned 26.42% and 23.76%, respectively, for the same period.

Portfolio Specifics: The materials sector was the largest contributor to performance during the period. Base metal mining holding Apex Silver Mines Ltd. was the best individual performer during the period. The stock had been plagued for most of the past 12 months over political concerns that Bolivia’s plan to nationalize its oil and gas industry would extend to the mining industry. However, in May, the Bolivian government stated that the country would honor previously issued mining licenses and favorably changed its tax stance. The company’s share price rose sharply after these announcements. Mosaic Co., which produces and markets crop nutrient and animal feed products, also performed well, due to rising demand for phosphate-based fertilizers and a successful operational and financial restructuring program.

Two other significant contributors to positive performance were consumer staples holdings Tyson Foods, Inc., the world’s largest diversified protein provider and supplier of beef, chicken, and pork to the global marketplace and Smithfield Foods Inc., a leading pork processor and hog producer. Both stocks exhibited several price corrections throughout the period which we used as buying opportunities. The Fund benefited from strong price appreciation over the past six months which was enhanced by our overweight position in each of these companies.

The benchmark’s heavily weighted financial sector was the largest contributor to Russell Midcap® Value Index performance during the period. In contrast, the Fund was significantly underexposed to this sector and due to two holdings, the Fund’s financial sector detracted from performance. Acom Co. Ltd. and Promise Co. Ltd. are among the top consumer finance companies in Japan but have experienced significant stock price declines over the past year due to investor concerns over regulatory changes and legal challenges. We continue to carefully monitor the potential risk/reward profile of these two companies.

Korean-based Samsung SDI, one of the world’s largest cathode ray tube and plasma display panel manufacturers, suffered during the period due to increased competition and price deterioration of its products. We continue to believe the company is a quality franchise, with a strong balance sheet and dominant market share. The stock price of Levitt Corp., a homebuilding and real estate development company in the Southeastern United States, surged at the end of January after BFC Financial Corp. announced its agreement to buy the homebuilder. These gains eroded quickly, however, as concerns mounted over the company’s high inventory impairment charges. The stock finished the period as the Fund’s worst performer.

Current Strategy and Outlook: Although today’s markets offer a challenging environment, we continue to look for buying opportunities created by investor over-reaction to such things as inclement weather, lower than expected earnings announcements, unfavorable court rulings and regulatory changes, political risk, etc. At Tradewinds, we invest in companies that we feel trade below their intrinsic value and are mispriced by the market. We favor strong business franchises with significant barriers to entry that have the potential to create value over the long-term. We continue to believe the Fund is well positioned in food, agriculture, commodities, and basic materials companies worldwide and continue to diligently search the world for investment opportunities.

5

Industry Allocation as of May 31, 2007

(as a percent of net assets)

Portfolio holdings are subject to change daily.

Top Ten Holdings* as of May 31, 2007

(as a percent of net assets)

Anglogold Ashanti Ltd. ADR	3.4%

Smithfield Foods, Inc.	3.4%

Apex Silver Mines Ltd.	2.9%

Bowater, Inc.	2.5%

Newmont Mining Corp.	2.1%

Nabors Industries, Inc., 0.940%, due 05/15/11	2.1%

International Rectifier Corp., 4.250%, due 07/15/07	2.0%

Kao Corp. ADR	2.0%

Tyson Foods, Inc.	2.0%

AGCO Corp.	2.0%

*  Excludes short-term investments related to U.S. government agency obligation.

Portfolio holdings are subject to change daily.

6

(1) Effective on or about December 15, 2006, the Fund changed its name from ING MidCap Value Choice Fund to ING Value Choice Fund.

(2) Effective February 28, 2007, Tradewinds NWQ Global Investors, LLC has changed its name to Tradewinds Global Investors, LLC.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Average Annual Total Returns for the Periods Ended May 31, 2007

	1 Year	Since Inception of Classes A and B February 1, 2005	Since Inception of Class C February 7, 2005		Since Inception of Class I September 15, 2005
Including Sales Charge:
Class A(1)	17.43%	22.33%	—		—
Class B(2)	18.69%	23.67%	—		—
Class C(3)	22.71%	—	25.11%		—
Class I	24.99%	—	—		27.96%

Excluding Sales Charge:
Class A	24.60%	25.48%	—		—
Class B	23.69%	24.60%	—		—
Class C	23.71%	—	25.11%		—
Class I	24.99%	—	—		27.96%
Russell Midcap® Value Index(4)	26.42%	20.70%	20.70	%(6)	20.27	%(7)
Russell Midcap® Index(5)	23.76%	18.88%	18.88	%(6)	18.41	%(7)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Value Choice Fund against the indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

7

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)Reflects deduction of the Class B deferred sales charge of 5% and 3% for the 1 year and since inception returns, respectively.

(3)Reflects deduction of the Class C deferred sales charge of 1% for the since inception return.

(4)The Russell Midcap® Value Index is an unmanaged index that measures the performance of Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(5)The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 26% of the total market capitalization of the Russell 1000® Index.

(6)Since inception performance for indices is shown from February 1, 2005.

(7)Since inception performance for indices is shown from October 1, 2005.

8

PART C:

OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

Section 4.3 of Registrant’s Declaration of Trust provides the following:

(a)                                 Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or Officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or Officer and against amounts paid or incurred by him in the settlement thereof; and

(ii) the word “claim”, “action”, “suit” or “proceeding” shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words “liability” and “expenses” shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)                                No indemnification shall be provided hereunder to a Trustee or Officer:

(i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of his Trust; or

(iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A) by the court or other body approving the settlement or other disposition; or

(B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c)                                 The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d)                                Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Disinterested Trustee” is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Section 8 of Registrant’s Administration Agreement provides for the indemnification of Registrant’s Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other  than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16.               EXHIBITS

(1)

(a) Amended and Restated Declaration of Trust for ING Equity Trust dated February 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2003 and incorporated herein by reference.

(b) Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated April 21, 2003 (ING Principal Protection Fund VIII) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(c) Certificate of Amendment of Declaration of Trust and Redesignation of Series, dated June 2, 2003 (Name change for ING Research Enhanced Index Fund) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement filed on Form N-1A on January 9, 2004 and incorporated herein by reference.

(d) Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated November 1, 2003 (ING Principal Protection Fund IX) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement filed on Form N-1A on January 9, 2004 and incorporated herein by reference.

(e) Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated January 20, 2004 (ING Principal Protection Fund X) – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement filed on Form N-1A on April 5, 2004 and incorporated herein by reference.

(f) Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 11, 2003 (ING LargeCap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A filed on January 27, 2004 and incorporated herein by reference.

(g) Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 11, 2003 (ING Principal Protection Fund VIII and ING Disciplined LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed on April 5, 2004 and incorporated herein by reference.

(h) Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective February 25, 2004 (ING Principal Protection Fund XI) – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed on May 7, 2004 and incorporated herein by reference.

(i) Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 15, 2004 (ING Financial Services Fund) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A filed on June 14, 2004 and incorporated herein by reference.

(j) Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective August 25, 2003 (ING Principal Protection Fund VII – abolition of Class Q shares) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(k) Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective September 2, 2003 (ING Principal Protection Fund V – abolition of Class Q shares) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

(l) Abolition of Series of Shares of Beneficial Interest dated October 16, 2003 (abolishment of ING Large Company Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(m) Abolition of Series of Shares of Beneficial Interest dated April 17, 2004 (abolishment of ING Growth Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(n) Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share dated September 2, 2004 (ING Principal Protection Fund XII) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(o) Plan of Liquidation and Dissolution of Series (ING Tax Efficient Equity Fund) dated September 3, 2004 – Filed as an exhibit to Post Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A filed on November 12, 2004 and incorporated herein by reference.

(p) Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective January 31, 2005 (ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(q) Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated January 17, 2005 (ING Principal Protection Fund XIII) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(r) Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated February 1, 2005 (ING Principal Protection Fund XIV) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(s) Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective April 29, 2005 (Class I shares of ING MidCap Value Choice and ING SmallCap Value Choice Funds) – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2005 and incorporated herein by reference.

(t) Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective December 12, 2005 (ING Fundamental Research Fund and ING Opportunistic LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

(u) Abolition of Series of Shares of Beneficial Interest (ING Equity and Bond Fund), dated March 30, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(v) Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 6, 2006 (abolition of Class Q shares of ING Principal Protection Fund II, III and IV) – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(w) Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective October 12, 2006 (redesignation of ING Principal Protection Fund into ING Index Plus LargeCap Equity Fund) – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on October 10, 2006 and incorporated herein by reference.

(x) Abolition of Series of Shares of Beneficial Interest, dated October 24, 2006 (ING Convertible Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(y) Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 15, 2006 (redesignation of ING MidCap Value Choice Fund into ING Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(z) Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective February 1, 2007 (ING Principal Protection Fund II into ING Index Plus LargeCap Equity Fund II) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(aa) Abolition of Series of Shares of Beneficial Interest, dated March 12, 2007 (ING Disciplined LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(bb) Abolition of Series of Shares of Beneficial Interest, dated May 30, 2007 (ING MidCap Value Fund and ING SmallCap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(cc) Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective June 6, 2007 (ING Principal Protection Fund III into ING Index Plus LargeCap Equity Fund III) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(dd) Abolition of Series of Shares of Beneficial Interest, dated October 19, 2004 (ING Tax Efficient Equity Fund) – Filed as an exhibit to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2007 and incorporated herein by reference.

(ee) Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective October 9, 2007 (ING Principal Protection Fund IV into ING Index Plus LargeCap Equity Fund IV) – Filed as an exhibit to Post-Effective Amendment No. 83 on October 4, 2007 and incorporated herein by reference.

(ff) Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 19, 2007 (ING Equity Dividend Fund) – Filed as an Exhibit to Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A filed on December 3, 2007 and incorporated herein by reference.

(gg) Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share (Class W Shares), effective November 19, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A filed on December 14, 2007 and incorporated herein by reference.

(hh) Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective January 23, 2008 (ING Principal Protection Fund V into ING Index Plus LargeCap Equity Fund V) – Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A filed on January 22, 2008 and incorporated herein by reference.

(ii)  Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective April 23, 2008 (ING Principal Protection Fund VI into ING Index Plus LargeCap Equity Fund VI) – Filed as an Exhibit to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement to Form N-1A filed on April 23, 2008 and incorporated herein by reference.

(jj) Amendment Establishment and Designation of Series and Classes of Beneficial Interest , Par Value $0.01 Per Share (Class O Shares), effective May 30, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(2)

(a) By-Laws dated June 12, 1998 – Filed as an Exhibit to the Registrant’s initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

(b) Amendment to the By-Laws of the Pilgrim Equity Trust, dated July 26, 2000 – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization between ING LargeCap Value Fund and ING Value Choice Fund, each a separate series of ING Equity Trust — Filed herein.

(5)	Not applicable

(6)

(a)                                  Second Amended and Restated Investment Management Agreement, dated September 23, 2002, as amended and restated on February 1, 2005, between ING Investments, LLC and ING Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

                                                (i)                                     Amendment to Second Amended and Restated Investment Management Agreement, effective as of December 15, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

                                                (ii)                                  Amended Schedule A, dated December 4, 2007 to the Second Amended and Restated Investment Management Agreement, between ING Investments, LLC and ING Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(b)                                 Investment Management Agreement dated May 9, 2001, between Pilgrim Equity Trust and ING Pilgrim Investments (ING Principal Protection Funds) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

                                                (i)                                     First Amendment to Investment Management Agreement between ING Equity Trust and ING Investments, LLC (ING Principal Protection Funds) effective as of September 2, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

                                                (ii)                                  Second Amendment to Investment Management Agreement between ING Equity Trust and ING Investments, LLC (ING Principal Protection Funds) effective as of December 15, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

                                                (iii)                               Amended and Restated Schedule A, dated August 1, 2007 with respect to the Investment Management Agreement between ING Equity Trust and ING Investments, LLC (ING Index Plus LargeCap Equity Fund, ING Index Plus LargeCap Equity Fund II, ING Index Plus LargeCap Equity Fund III and ING Principal Protection Fund IV – ING Principal Protection Fund XII) – Filed as an Exhibit to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2007 and incorporated herein by reference.

(c)                                  Investment Management Agreement, dated September 23, 2002, between ING Investments, LLC and ING Equity Trust (LargeCap Growth Fund) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

                                                (i)                                     First Amendment to Investment Management Agreement between ING Investments, LLC and ING Equity Trust (LargeCap Growth Fund) effective as of September 2, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

                                                (ii)                                  Second Amendment to Investment Management Agreement between ING Investments, LLC and ING Equity Trust (LargeCap Growth, Convertible and Equity and Bond Funds) effective December 15, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement filed on Form N-1A on July 26, 2007 and incorporated herein by reference.

                                                (iii)                               Schedule A, dated October 2007, with respect to the Investment Management Agreement between ING Investments, LLC and ING Equity Trust – Filed as an Exhibit to Post-Effective Amendment

No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(d)                                 Investment Management Agreement, dated September 23, 2002, between ING Investments, LLC and ING Equity Trust (Financial Services Fund) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)                                  First Amendment to Investment Management Agreement between ING Investments, LLC and ING Equity Trust (ING Financial Services Fund) effective September 2, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

(ii)                               Schedule A with respect to the Investment Management Agreement between ING Equity Trust and ING Investments, LLC (ING Financial Services Fund) dated August 2004 – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

(iii)                            Second Amendment to Investment Management Agreement, effective December 15, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(e)                                  Sub-Adviser Agreement, dated May 9, 2001, between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. (ING Principal Protection Funds) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)                                  First Amendment to the Sub-Adviser Agreement, effective as of July 1, 2003, between ING Investments, LLC and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(ii)                               Second Amendment to Sub-Adviser Agreement, effective as of September 1, 2003, between ING Investments, LLC and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(iii)                            Third Amendment to Sub-Adviser Agreement effective as of December 15, 2006 between ING Investments, LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(iv)                           Fourth Amendment to Sub-Adviser Agreement effective as of September 15, 2007 between ING Investments LLC and Aeltus Investment Management Inc. – Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(v)                              Amended and Restated Schedule A, dated October 12, 2006 with respect to the Sub-Adviser Agreement between ING Investments, LLC and ING Investment Management Co. (ING Index Plus LargeCap Equity Fund and ING Principal Protection Fund II through ING Principal Protection Fund XII) - Filed as an exhibit to Post Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on October 10, 2006 and incorporated herein by reference.

(f)                                    Sub-Advisory Agreement, dated January 30, 2002, between ING Pilgrim Investments, LLC and Brandes Investment Partners, L.P. (ING LargeCap Value, ING MidCap Value and ING SmallCap Value Funds) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(i)  First Amendment to Sub-Advisory Agreement, effective as of July 1, 2003, between ING Investments, LLC and Brandes Investment Partners, L.P. - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(ii)                               Second Amendment to Sub-Advisory Agreement, effective as of September 1, 2003, between ING Investments, LLC and Brandes Investment Partners, L.P. - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(iii)                            Amended Schedule A to the Sub-Advisory Agreement between ING Investments, LLC and Brandes Investment Partners, LLC dated September 2007 (formerly known as Brandes Investment Partners, L.P.) – Filed as an exhibit to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2007 and incorporated herein by reference.

(iv)                           Amended Schedule B to the Sub-Advisory Agreement between ING Investments, LLC and Brandes Investment Partners, LLC (formerly known as Brandes Investment Partners, L.P.) dated September 2007 – Filed as an exhibit to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2007 and incorporated herein by reference.

(v)                              Third Amendment to Sub-Advisory Agreement effective as of December 15, 2006 between ING Investments, LLC and Brandes Investment Partners, L.P. – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(g)                                 Sub-Advisory Agreement, dated September 23, 2002, between ING Investments, LLC and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)             First Amendment to Sub-Adviser Agreement, effective as of July 1, 2003, between ING Investment, LLC and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(ii)          Second Amendment to Sub-Advisory Agreement, effective as of September 1, 2003, between ING Investment, LLC and Aeltus Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(iii)       Third Amendment to the Sub-Advisory Agreement, effective as of December 15, 2006, between ING Investments, LLC and ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement filed on Form N-1A on July 26, 2007 and incorporated herein by reference.

(iv)  Fourth Amendment to the Sub-Advisory Agreement, effective as of September 15, 2007, between ING Investment, LLC and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to

Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(v)                              Amended Schedule A, dated January 1, 2008,  with respect to the Sub-Advisory Agreement, dated September 23, 2002 between ING Investments, LLC and ING Investment Management Co. – Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(h)                                 Sub-Advisory Agreement, dated September 23, 2002, between ING Investments, LLC and Clarion CRA Securities, L.P. (ING Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)  First Amendment to Sub-Advisory Agreement, effective July 1, 2003, between ING Investments, LLC and Clarion CRA Securities, LP – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(ii)                               Second Amendment to Sub-Advisory Agreement, effective September 1, 2003, between ING Investments, LLC and Clarion CRA Securities, LP – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(iii)                            Schedule A with respect to the Sub-Advisory Agreement between ING Investments, LLC and ING Clarion Real Estate Securities L.P. – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(iv)                           Third Amendment to the Sub-Advisory Agreement, effective as of December 15, 2006, between ING Investments, LLC and ING Clarion Real Estate Securities L.P. (formerly, Clarion CRA Securities, L.P.) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(I)                                    Sub-Advisory Agreement, dated June 2, 2003, between ING Investments, LLC and Wellington Management Company, LLP – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)                                  First Amendment to Sub-Advisory Agreement, effective as of September 1, 2003, between ING Investments, LLC and Wellington Management Company, LLP – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(ii)                               Schedule A with respect to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Wellington Management Company, LLP – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(j)                                     Sub-Advisory Agreement to the Sub-Advisory Agreement, dated November 16, 2007 between ING Investments, LLC and Tradewinds NWQ Global Investors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(k)                                  Sub-Advisory Agreement between ING Investments, LLC and NWQ Investments Management Company LLC, dated November 16, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(l)                                     Sub-Advisory Agreement dated March 29, 2007 between ING Investments, LLC and Kayne Anderson Investment Management, LLC (ING SmallCap Value Choice Fund - third sleeve) - Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(i)                                  Schedule A with respect to the Sub-Advisory Agreement between ING Investments, LLC and Kayne Anderson Rudnick Investment Management, LLC - Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(m)                               Amended and Restated Expense Limitation Agreement, amended and restated on February 1, 2005, between ING Investments, LLC, ING Equity Trust and Clarion CRA Securities, L.P. (ING Real Estate Fund) - Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

(i)                                  Amended Schedule A effective December 17, 2007 to the Amended and Restated Expense Limitation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A filed on December 3, 2007 and incorporated herein by reference.

(n)                                 Amended and Restated Expense Limitation Agreement dated February 1, 2005, between ING Equity Trust, and ING Investments, LLC. (ING Principal Protection Funds) - Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

(i)            Schedule A with respect to the Amended and Restated Expense Limitation Agreement dated February 1, 2005, between ING Investments, LLC and ING Equity Trust (ING Principal Protection Funds III -XIV) - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on September 29, 2005 and incorporated herein by reference.

(ii)           Voluntary Fee Waiver dated May 1, 2004, with respect to ING Principal Protection Fund VII - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on September 29, 2005 and incorporated herein by reference.

(iii)          Termination letter dated September 21, 2006, with respect to ING Principal Protection Fund - Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on October 10, 2006 and incorporated herein by reference.

(7)

A)               Form of Amended and Restated Underwriting Agreement, dated September 23, 2002 and amended and restated May 30, 2008, between ING Funds Distributor, LLC and ING Equity Trust dated September 23, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(B)             Underwriting Agreement dated September 23, 2002 between ING Funds Distributor, Inc. and ING Equity Trust ING Financial Services Fund, ING Large Company Value Fund and ING LargeCap Growth Fund - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)                                     Substitution Agreement with respect to the Underwriting Agreement between ING Funds Distributor, LLC and ING Equity Trust dated October 8, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(ii)                                  Schedule A, effective October 2007, with respect to the Underwriting Agreement between ING Funds Distributor, LLC and ING Equity Trust dated September 23, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(8)	Not Applicable.

(9)

(A)           Custodian Service and Monitoring Agreement, dated April 30, 2003, between ING Equity Trust, MBIA Insurance Corporation and Bank of New York (ING Principal Protection Funds) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)                                     Amended Schedule A with respect to the Custodian Service and Monitoring Agreement between ING Equity Trust, MBIA and Bank of New York Company (ING Principal Protection Fund through ING Principal Protection Funds XIV), executed October 27, 2004 - Filed as an Exhibit to Post Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed on December 1, 2004 and incorporated herein by reference.

(ii)  Amendment to the Custodian Service and Monitoring Agreement, executed as of September 30, 2003, between ING Equity Trust, MBIA and Bank of New York Company - Filed as an Exhibit to Post Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(iii) Amended Schedule B to the Custodian Service and Monitoring Agreement between ING Equity Trust, MBIA and Bank of New York Company - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(B)             Custody Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A filed on January 27, 2004 and incorporated herein by reference.

(i)                                     Amended Exhibit A, dated April 28, 2008, with respect to the Custody Agreement between ING Equity Trust and the Bank of New York Mellon (formerly Bank of New York) - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(C)                                Foreign Custody Manager Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)                                     Amended Exhibit A, dated April 28, 2008 with respect to the Foreign Custody Manager Agreement between ING Equity Trust and The Bank of New York Mellon (formerly Bank of New York) - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(ii)                                  Form of Amended Schedule 2, effective June 4, 2008, to the Foreign Custody Manager Agreement with The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(D) Securities Lending Agreement and Guaranty dated August 7, 2003 between each Investment Company listed in Exhibit A and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment

No. 43 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2003 and incorporated herein by reference.

(i)                                     Amended Exhibit A, dated April 28, 2008, with respect to the Securities Lending Agreement and Guaranty - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(E)              The Bank of New York Cash Reserve Agreement dated March 31, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)                                     Amended Exhibit A, dated April 28, 2008, with respect to The Bank of New York Cash Reserve Agreement - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(10)

(A)           Fourth Amended and Restated Distribution and Service Plan (Classes A, B, C, Q and T Shares) dated August 20, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)                                     Amended Schedule A with respect to the Fourth Amended and Restated Distribution and Service Plan for ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(ii)                                  Amended Schedule B with respect to the Fourth Amended and Restated Distribution and Service Plan for ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(iii)   Fee Waiver Letter, dated January 1, 2007, for ING Disciplined LargeCap Fund, ING MidCap Opportunities Fund, and ING SmallCap Opportunities Fund - Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(iv)                              Fee Waiver Letter, dated January 1, 2008, for ING MidCap Opportunities Fund and ING SmallCap Opportunities Fund - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(B)                                Service and Distribution Plan dated August 20, 2002 with regard to Class A shares of ING LargeCap Growth Fund - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(i)                                     Fee Waiver Letter, dated January 1, 2006, for ING Convertible Fund and ING Equity and Income Fund - Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(C)                                Service and Distribution Plan dated August 20, 2002 with regard to Class B shares of ING Financial Services Fund - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(D)                               Service and Distribution Plan dated August 20, 2002 with regard to Class B shares of ING LargeCap Growth Fund - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(E)                                 Service and Distribution Plan dated August 20, 2002 with regard to Class C shares of ING LargeCap Growth Fund - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(F)                                 Service and Distribution Plan dated August 20, 2002 with regard to Class C shares of ING Financial Services Fund - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(G)                                Shareholder Service Plan dated August 20, 2002 with regard to Class Q shares of ING LargeCap Growth Fund - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(H)                               Shareholder Service Plan dated August 20, 2002 with regard to Class Q shares of ING Financial Services Fund - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(I)                 Shareholder Service Plan dated June 3, 2004 with regard to Class O shares - Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A on June 14, 2004 and incorporated herein by reference.

(i)                                     Schedule A to Shareholder Service Plan dated June 3, 2004 with regard to Class O shares - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(J)                Service and Distribution Plan dated August 20, 2002 with regard to ING Financial Services Fund Class A shares - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

(i)                                     Waiver of Fee Payable, dated October 1, 2006, under Distribution Plan for Class A Shares of ING Financial Services Fund- Filed as an exhibit to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2007 and incorporated herein by reference.

(ii)                                  Waiver of Fee Payable, dated October 1, 2007, under the Service and Distribution Plan for Class A Shares of ING Financial Services Fund - Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A filed on December 14, 2007 and incorporated herein by reference.

(11)	Opinion and Consent of Counsel — Filed herein.

(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.

(13)

(A)                              Agency Agreement dated November 30, 2000 between ING Pilgrim Investments, LLC and DST Systems, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)                                     Amended and Restated Exhibit A, dated April 28, 2008, with respect to the Agency Agreement between The Funds and DST Systems, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(B)                                Fund Accounting Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)                                     Amended Exhibit A, dated April 28, 2008, with respect to the Fund Accounting Agreement between ING Equity Trust and The Bank of New York Mellon (formerly Bank of New York) - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(C)                                Financial Guaranty Agreement dated July 3, 2001 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)                                     First Amendment to Financial Guaranty Agreement dated January 14, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9,  2004 and incorporated herein by reference.

(ii)                                  Second Amendment to Financial Guaranty Agreement dated March 28, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(iii)                               Third Amendment to Financial Guaranty Agreement dated August 20, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(iv)                              Fourth Amendment to Financial Guaranty Agreement dated October 30, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(v)                                 Fifth Amendment to Financial Guaranty Agreement dated November 12, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(vi)                              Sixth Amendment to Financial Guaranty Agreement dated February 10, 2003 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(vii)                           Seventh Amendment to Financial Guaranty Agreement dated March 24, 2003 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective

Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(viii)                        Eighth Amendment to Financial Guaranty Agreement dated  September 26, 2003 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(ix)                                Ninth Amendment to Financial Guaranty Agreement dated January 31, 2004 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed on May 7, 2004 and incorporated herein by reference.

(x)                                   Tenth Amendment to Financial Guaranty Agreement dated June 10, 2004 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(xi)                                ING Principal Protection Fund X Waiver of Financial Guaranty Agreement Terms dated January 11, 2005 between MBIA Insurance Corporation, ING Investment  Management Co., and ING Investments, LLC - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on September 29, 2005 and incorporated herein by reference.

(xii)                             Eleventh Amendment to Financial Guaranty Agreement, dated January 31, 2005, between MBIA Insurance Corporation, ING Investments, LLC, ING Equity Trust and ING Investment Management, Co - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on September 29, 2005 and incorporated herein by reference.

(xiii)                          Twelfth Amendment for Financial Guaranty Agreement dated as of July 25, 2007 - Filed as an exhibit to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2007 and incorporated herein by reference.

(D)                               Administration Agreement dated September 23, 2002 between ING Equity Trust and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)                                     Amendment to the Administration Agreement, effective as of November 10, 2004, between ING Funds Services, LLC and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(ii)                                  Amended Schedule A, dated December 4, 2007, with respect to the Administration Agreement between ING Equity Trust and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(E) Restated Administrative Services Agreement effective February 25, 2004 between ING Equity Trust and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 79

to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(i)                                     Amended Schedule A, dated October 2007 with respect to the Restated Administrative Services Agreement between ING Equity Trust and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on N-1A filed on December 14, 2007.

(F)                                 Shareholder Service Agreement made on September 23, 2002 between ING Equity Trust and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)                                     Amended Fee Schedule, adjusted August 1, 2006, with respect to the Shareholder Service Agreement between ING Equity Trust and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(G)                                Shareholder Services Agreement made on September 1, 2004 between ING Fund  Distributor LLC and ING Direct Securities, Inc. (Class O Shares) - Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

(14)	Consent of independent auditor - Filed herein.

(15)	Not applicable.

(16)	Powers of attorney - Filed herein.

(17)	Not applicable.

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned registrant under takes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 5th  day of  June, 2008.

ING EQUITY TRUST

By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President and Chief Executive	June 5, 2008
Shaun P. Mathews*	Officer

	Senior Vice President and	June 5, 2008
Todd Modic*	Chief/Principal Financial Officer

	Trustee	June 5, 2008
Colleen D. Baldwin*

	Trustee	June 5, 2008
John V. Boyer*

	Trustee	June 5, 2008
Patricia W. Chadwick*

	Trustee	June 5, 2008
Robert W. Crispin*

	Trustee	June 5, 2008
Peter S. Drotch*

	Trustee	June 5, 2008
J. Michael Earley*

	Trustee	June 5, 2008
Patrick W. Kenny*

	Trustee	June 5, 2008
Sheryl K. Pressler*

	Trustee	June 5, 2008
Roger B. Vincent*

* By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Secretary**

**	Powers of Attorney for Shaun P. Mathews, Todd Modic and each Trustee – Filed herein.

EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION

(4)	Form of Agreement and Plan of Reorganization between ING LargeCap Value Fund and ING Value Choice Fund, each a separate series of ING Equity Trust.
(11)	Opinion and Consent of Counsel
(14)	Consent of Independent Auditors
(16)	Powers of Attorney